UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        THE ALLIANCEBERNSTEIN PORTFOLIOS

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2006

                     Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN TAX MANAGED WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
-------------------------------------------------------   -------   ------------
COMMON STOCKS & OTHER INVESTMENTS-94.4%
Finance-29.3%
Banking-14.9%
Banco Bilbao Vizcaya Argentaria, SA                        37,923    $   786,465
Bank Hapoalim, Ltd.                                        36,000        167,393
Bank of America Corp.                                      65,120      3,151,808
Barclays PLC                                               58,100        672,028
BNP Paribas, SA                                             9,733        908,068
Citigroup, Inc.                                            74,800      3,687,640
Comerica, Inc.                                              8,900        487,275
Commerzbank AG                                             18,654        702,961
Credit Agricole, SA                                        13,820        516,106
Credit Suisse Group(a)                                     27,399      1,584,627
EFG Eurobank Ergasias                                         932         26,511
Fannie Mae                                                 18,700        930,325
Fifth Third Bancorp.                                       10,900        414,200
Fortis                                                     13,800        503,546
Freddie Mac                                                14,400        864,576
HBOS PLC                                                   38,980        666,721
Huntington Bancshares, Inc.                                19,000        446,880
J.P. Morgan Chase & Co.                                    91,650      3,907,956
KeyCorp                                                     4,000        142,880
Kookmin Bank                                                3,700        299,376
Mellon Financial Corp.                                     14,600        528,228
Mitsubishi UFJ Financial Group, Inc.                           70        961,849
National City Corp.                                        16,100        593,768
Northern Trust Corp.                                       20,350      1,137,972
PNC Financial Services Group, Inc.                          1,600        110,256
Regions Financial Corp.                                    16,400        555,140
Royal Bank of Scotland Group PLC                           28,400        916,299
Societe Generale                                            4,600        709,377
Standard Bank Group, Ltd.                                  28,000        324,831
Standard Chartered PLC                                     14,098        346,029
Sumitomo Mitsui Financial Group, Inc.                         176      1,798,903
SunTrust Banks, Inc.                                        9,300        704,103
The Bank of New York Co., Inc.                             11,300        375,499
U.S. Bancorp                                               14,600        450,702
UBS AG(a)                                                  23,715      2,686,126
UniCredito Italiano SpA                                    34,951        266,393
Wachovia Corp.                                             25,900      1,385,650
Wells Fargo & Co.                                          11,100        736,707
                                                                     -----------
                                                                      35,455,174
Financial Services-5.6%                                              -----------
Ameriprise Financial, Inc.                                  7,200        329,544
CIT Group, Inc.                                             6,000        308,400
Countrywide Financial Corp.                                 7,500        287,100
Federated Investors, Inc. Cl.B                              5,400        173,448
Franklin Resources, Inc.                                   19,100      1,718,045
Legg Mason, Inc.                                           21,400      2,052,902
Lehman Brothers Holdings, Inc.                              5,200        346,372
Man Group PLC                                               5,941        259,999
MBIA, Inc.                                                  4,800        274,224
Merrill Lynch & Co., Inc.                                  34,000      2,461,940
Morgan Stanley                                             10,600        631,972
Nasdaq Stock Market, Inc.(b)                               12,300        374,412
Nomura Holdings, Inc.                                      59,200      1,165,704
ORIX Corp.                                                  3,660      1,057,772
Prudential Financial, Inc.                                    600         45,690
The Goldman Sachs Group, Inc.                              11,050      1,667,997
Waddell & Reed Financial, Inc. Cl.A                         6,900        153,732
                                                                     -----------
                                                                      13,309,253
                                                                     -----------

Insurance-8.2%
ACE, Ltd.                                                   3,050        157,898
American International Group, Inc.                         56,800      3,453,440
Assurances Generales de France                              5,800        702,439
Aviva PLC                                                  53,359        740,122
Friends Provident PLC                                      45,160        149,910
Genworth Financial, Inc. Cl.A                              14,600        488,954
ING Groep NV                                               60,619      2,374,723
MetLife, Inc.                                              11,800        607,346
Muenchener Rueckversicherungs-Gesellschaft AG               5,200        705,571
Old Republic International Corp.                            9,400        200,878
Prudential PLC                                             38,918        422,920
QBE Insurance Group, Ltd.                                  33,387        540,515
The Allstate Corp.                                          7,600        418,076
The Chubb Corp.                                             9,800        495,194
The Hartford Financial Services Group, Inc.                 8,150        716,711
The Progressive Corp.                                      13,600        371,960
The St. Paul Travelers Cos., Inc.                          16,593        730,424
Torchmark Corp.                                             7,700        453,376
UnitedHealth Group, Inc.                                   40,950      1,800,162
UnumProvident Corp.                                        13,000        233,480
WellPoint, Inc.(b)                                         51,600      3,693,528
                                                                     -----------
                                                                      19,457,627
                                                                     -----------
Wholesale & International Trade-0.6%
Mitsubishi Corp.                                           14,600        310,253
Mitsui & Co., Ltd.                                         83,000      1,177,271
                                                                     -----------
                                                                       1,487,524
                                                                     -----------
                                                                      69,709,578
                                                                     -----------
Technology-13.2%
Data Processing-6.9%
Agere Systems, Inc.(b)                                     14,400        214,704
Apple Computer, Inc.(b)                                    56,050      3,350,108
Arrow Electronics, Inc.(b)                                  5,600        182,000
Canon, Inc.                                                18,300      1,281,041
CapGemini                                                  20,563      1,129,144
Ceridian Corp.(b)                                          14,300        347,919
Electronic Data Systems Corp.                              20,400        500,208
EMC Corp.(b)                                               29,000        371,200
Google, Inc. Cl.A(b)                                        8,590      3,193,934
Hewlett-Packard Co.                                        35,700      1,155,966
International Business Machines Corp.                       7,500        599,250
Marvell Technology Group, Ltd.(b)                           9,800        467,166
Microsoft Corp.                                            37,350        845,978
Network Appliance, Inc.(b)                                 32,500      1,040,000
Sanmina-SCI Corp.(b)                                       37,000        173,900
SAP AG                                                      4,928      1,036,676
Solectron Corp.(b)                                         84,400        300,464
Tech Data Corp.(b)                                          4,000        145,200
                                                                     -----------
                                                                      16,334,858
                                                                     -----------
Electrical & Electronics-4.6%
ADC Telecommunications, Inc.(b)                             4,928         88,310
Broadcom Corp. Cl.A(b)                                     67,350      2,277,104
Cisco Systems, Inc.(b)                                     16,200        318,816
Corning, Inc.(b)                                           91,500      2,218,875
Hoya Corp.                                                 16,400        628,659
Juniper Networks, Inc.(b)                                  77,100      1,228,203
NEC Corp.                                                  53,000        319,443
QUALCOMM, Inc.                                             66,650      3,013,246
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)         47,761        452,297
Tellabs, Inc.(b)                                           24,000        343,200
                                                                     -----------
                                                                      10,888,153
                                                                     -----------
Electronic Components & Instruments-1.7%
Advanced Micro Devices, Inc.(b)                            69,000      2,131,410
Applied Materials, Inc.                                     7,000        118,370
Compal Electronics, Inc. (GDR)(c)                          54,034        275,573
Flextronics International, Ltd.(b)                         23,200        261,232
Intel Corp.                                                18,300        329,766

NVIDIA Corp.(b)                                            19,800        455,004
Samsung Electronics Co., Ltd.                                 450        289,568
United Microelectronics Corp.                             508,000        317,603
                                                                     -----------
                                                                       4,178,526
                                                                     -----------
                                                                      31,401,537
                                                                     -----------
Energy-9.4%
Energy Equipment & Services-3.5%
Baker Hughes, Inc.                                          6,000        517,800
ENSCO International, Inc.                                   4,500        224,955
GlobalSantaFe Corp.                                        16,950      1,019,204
Halliburton Co.                                            49,150      3,666,098
Nabors Industries, Ltd.(b)                                 40,100      1,439,991
Rowan Cos., Inc.                                            5,300        211,046
Schlumberger, Ltd.                                         17,300      1,134,361
                                                                     -----------
                                                                       8,213,455
                                                                     -----------
Energy Sources-5.9%
BG Group PLC                                               27,082        360,513
BP PLC                                                     26,400        311,198
Canadian Natural Resources, Ltd.                            8,700        458,103
ChevronTexaco Corp.                                        29,100      1,739,889
China Petroleum & Chemical Corp. Cl.H                     393,000        237,275
China Shenhua Energy Co., Ltd. Cl.H                       172,500        293,674
ConocoPhillips                                             13,900        879,731
Eni SpA                                                    36,252      1,093,120
Exxon Mobil Corp.                                          74,000      4,507,340
LUKOIL (ADR)                                                3,300        255,420
MOL Magyar Olaj-es Gazipari Rt.                             2,100        215,091
Norsk Hydro ASA                                            29,583        833,426
Occidental Petroleum Corp.                                  4,300        426,087
PetroChina Co., Ltd.                                      130,000        140,656
Petroleo Brasileiro, SA (ADR)                              12,100        966,965
Repsol YPF, SA                                             23,600        659,253
Total, SA                                                  11,600        752,408
Total, SA Rights for Arkema, expiring 6/26/06(b)            2,900         10,293
                                                                     -----------
                                                                      14,140,442
                                                                     -----------
                                                                      22,353,897
                                                                     -----------

Medical-8.9%
Health & Personal Care-8.9%
Alcon, Inc.                                                22,550      2,437,204
AmerisourceBergen Corp.                                     3,300        143,847
Amgen, Inc.(b)                                             13,000        878,670
AstraZeneca PLC                                             7,700        407,031
Caremark Rx, Inc.(b)                                       35,150      1,686,146
Eli Lilly & Co.                                             7,600        392,464
Genentech, Inc.(b)                                         38,350      3,181,516
Gilead Sciences, Inc.(b)                                   26,750      1,533,578
GlaxoSmithKline PLC                                         6,400        176,995
International Flavors & Fragrances, Inc.                    9,000        320,310
Luxottica Group SpA                                        17,356        472,573
McKesson Corp.                                              6,400        316,800
Medco Health Solutions, Inc.(b)                             7,100        382,690
Merck & Co., Inc.                                          32,800      1,091,912
Nobel Biocare Holding AG(a)                                 1,285        311,807
Novartis AG(a)                                             16,112        893,495
Pfizer, Inc.                                              103,500      2,448,810
Roche Holdings AG(a)                                        5,981        931,859
Sanofi-Synthelabo, SA                                       6,638        626,341
Teva Pharmaceutical Industries, Ltd. (ADR)                 65,400      2,381,214
Wyeth                                                       5,000        228,700
                                                                     -----------
                                                                      21,243,962
                                                                     -----------
Consumer Cyclical-8.2%
Appliances & Household Durables-0.1%
Newell Rubbermaid, Inc.                                     5,800        153,468
Sony Corp.                                                  4,700        212,132
                                                                     -----------
                                                                         365,600
                                                                     -----------

Broadcasting & Publishing-2.9%
CBS Corp. Cl.B                                             21,550        558,360
Comcast Corp. Cl.A(b)                                      15,700        504,441
Comcast Corp. Cl.A Special(b)                              10,600        339,200
Gannett Co., Inc.                                           5,800        313,258
Grupo Televisa, SA (ADR)                                   12,000        220,680
Liberty Media Holding Corp. - Capital Series A                680         54,108
Liberty Media Holding Corp. - Interactive Series A          3,400         61,064
Naspers, Ltd.                                               9,031        165,222
Societe Television Francaise 1                             16,805        555,321
The Walt Disney Co.                                        16,000        488,000
Time Warner, Inc.                                          70,500      1,213,305
Viacom, Inc. Cl.B(b)                                       13,950        526,613
WPP Group PLC                                              13,546        166,982
Yahoo!, Inc.(b)                                            57,750      1,824,322
                                                                     -----------
                                                                       6,990,876
                                                                     -----------
Business & Public Services-0.1%
The Interpublic Group of Cos., Inc.(b)                     17,700        168,681
                                                                         -------
Leisure & Tourism-1.6%
Hilton Hotels Corp.                                        16,300        447,598
Las Vegas Sands Corp.(b)                                   14,050        992,071
McDonald's Corp.                                           56,550      1,875,763
Starbucks Corp.(b)                                         11,350        404,628
Whitbread PLC                                               6,600        129,590
                                                                     -----------
                                                                       3,849,650
                                                                     -----------
Merchandising-3.2%
eBay, Inc.(b)                                              52,100      1,709,401
Largan Precision Co., Ltd.                                  5,000        106,081
Limited Brands, Inc.                                       13,700        372,092
Lowe's Cos., Inc.                                          27,870      1,735,743
Marks & Spencer Group PLC                                  59,468        604,197
Office Depot, Inc.(b)                                      11,600        482,212
Target Corp.                                               37,600      1,839,392
Whole Foods Market, Inc.                                   11,850        770,250
                                                                     -----------
                                                                       7,619,368
                                                                     -----------
Recreation & Other Consumer-0.1%
Mattel, Inc.                                               11,300        189,953
                                                                     -----------
Textiles & Apparel-0.2%
Jones Apparel Group, Inc.                                  10,500        340,620
V. F. Corp.(b)                                              1,400         88,102
                                                                     -----------
                                                                         428,722
                                                                     -----------
                                                                      19,612,850
                                                                     -----------
Capital Equipment-7.6%
Aerospace & Defense-2.8%
BAE Systems PLC                                            79,578        568,833
European Aeronautic Defence & Space Co.                    31,446      1,121,233
Goodrich Corp.                                              5,900        251,517
Lockheed Martin Corp.                                       3,000        217,470
Northrop Grumman Corp.                                     10,100        653,268
Rockwell Collins, Inc.                                     11,800        644,280
The Boeing Co.                                             39,300      3,271,725
                                                                     -----------
                                                                       6,728,326
                                                                     -----------
Automobiles-2.3%
Autoliv, Inc.                                               8,000        444,800
BorgWarner, Inc.                                            5,300        348,634
Continental AG                                              8,900        974,253
Cooper Tire & Rubber Co.                                    2,200         25,036
Denso Corp.                                                12,500        437,038
Honda Motor Co., Ltd.                                       4,400        290,133
Johnson Controls, Inc.                                      3,600        306,612
Renault, SA                                                 9,000      1,035,839
Toyota Motor Corp.                                         31,300      1,674,908
                                                                     -----------
                                                                       5,537,253
                                                                     -----------

Industrial Components-0.2%
Eaton Corp.                                                 5,600        411,824
Sumitomo Electric Industries, Ltd.                          1,000         14,379
                                                                     -----------
                                                                         426,203
                                                                     -----------
Machinery & Engineering-1.0%
ABB, Ltd.(a)                                               55,262        697,426
Atlas Copco AB Cl.A                                        27,128        735,832
Komatsu, Ltd.                                               8,000        161,292
MAN AG                                                      4,900        353,463
Sumitomo Heavy Industries, Ltd.                            58,000        547,994
                                                                     -----------
                                                                       2,496,007
                                                                     -----------
Multi-Industry-1.3%
Crane Co.                                                   2,900        116,522
Emerson Electric Co.                                        1,200         99,024
General Electric Co.                                       42,960      1,471,810
Hubbell, Inc. Cl.B                                          2,700        135,945
SPX Corp.                                                   5,100        268,311
Textron, Inc.                                               6,000        545,580
United Technologies Corp.                                   6,300        393,876
                                                                     -----------
                                                                       3,031,068
                                                                     -----------
                                                                      18,218,857
                                                                     -----------
Consumer Staples-6.1%
Beverages & Tobacco-2.3%
Altria Group, Inc.                                         20,800      1,504,880
British American Tobacco PLC                               54,547      1,363,943
Companhia de Bebidas das Americas (ADR)                     5,600        229,544
Japan Tobacco, Inc.                                           195        696,487
PepsiCo, Inc.                                               5,900        356,714
SABMiller PLC                                              23,018        430,346
The Coca-Cola Co.                                          16,500        726,495
UST, Inc.                                                   4,200        184,842
                                                                     -----------
                                                                       5,493,251
                                                                     -----------
Food & Household Products-3.8%
Colgate-Palmolive Co.                                       8,400        506,856
ConAgra Foods, Inc.                                        12,300        277,980
Del Monte Foods Co.                                         7,600         89,984
Essilor International, SA                                   3,596        362,180
General Mills, Inc.                                        10,600        550,034
J Sainsbury PLC                                            82,200        491,111
Kellogg Co.                                                10,100        475,710
Nestle, SA(a)                                               1,953        583,034
Safeway, Inc.                                              15,900        374,922
Tate & Lyle PLC                                            11,400        121,818
The Clorox Co.                                              4,600        290,674
The Kroger Co.                                             15,300        307,683
The Procter & Gamble Co.                                   69,150      3,751,387
Walgreen Co.                                               20,700        840,420
                                                                     -----------
                                                                       9,023,793
                                                                     -----------
                                                                      14,517,044
                                                                     -----------
Industrial Commodities-4.1%
Chemical-1.0%
E.I. du Pont de Nemours & Co.                               4,600        195,638
Hercules, Inc.(b)                                           3,000         46,410
Mitsui Chemicals, Inc.                                     60,000        424,084
Monsanto Co.                                               12,400      1,043,584
PPG Industries, Inc.                                        6,100        392,474
The Lubrizol Corp.                                          6,600        266,772
                                                                     -----------
                                                                       2,368,962
                                                                     -----------
Forest & Paper-0.4%
Kimberly-Clark Corp.                                        9,300        564,231
MeadWestvaco Corp.                                          7,000        191,800
Smurfit-Stone Container Corp.(b)                           18,400        220,248
                                                                     -----------
                                                                         976,279
                                                                     -----------

Metal - Nonferrous-1.1%
BHP Billiton PLC                                           32,416        633,182
Rio Tinto PLC                                              19,693      1,092,744
Xstrata PLC                                                22,730        905,712
                                                                     -----------
                                                                       2,631,638
                                                                     -----------
Metal - Steel-1.0%
Arcelor                                                     7,000        298,983
JFE Holdings, Inc.                                         22,200        959,177
POSCO                                                       2,868        746,394
United States Steel Corp.                                   5,400        358,452
                                                                     -----------
                                                                       2,363,006
                                                                     -----------
Miscellaneous Materials-0.6%
Crown Holdings, Inc.(b)                                    10,000        161,300
Nitto Denko Corp.                                           8,600        663,791
Owens-Illinois, Inc.(b)                                    14,100        239,700
Sonoco Products Co.                                         9,500        300,960
                                                                     -----------
                                                                       1,365,751
                                                                     -----------
                                                                       9,705,636
                                                                     -----------
Telecommunications-3.4%
America Movil SA de CV (ADR)                               38,350      1,252,511
American Tower Corp. Cl.A(b)                                4,000        123,880
AT&T, Inc.                                                 63,200      1,646,992
BellSouth Corp.                                            26,200        884,774
China Netcom Group Corp., Ltd.                            138,500        217,509
Crown Castle International Corp.(b)                        13,100        416,187
Embarq Corp.(b)                                             1,580         65,839
Nippon Telegraph & Telephone Corp.                             70        346,440
Sprint Corp.                                               31,600        670,236
Verizon Communications, Inc.                               48,600      1,516,806
Vodafone Group PLC                                        375,200        863,759
                                                                     -----------
                                                                       8,004,933
                                                                     -----------
Utilities-2.0%
Electric & Gas-2.0%
Allegheny Energy, Inc.(b)                                   7,800        284,466
American Electric Power Co., Inc.                          17,100        586,017
Constellation Energy Group, Inc.                            3,500        180,950
Dominion Resources, Inc.                                    9,700        704,026
E.ON AG                                                     6,100        707,243
Endesa, SA                                                 12,600        422,310
Entergy Corp.                                               7,300        511,803
Northeast Utilities                                         6,600        133,518
Pinnacle West Capital Corp.                                 7,500        295,425
RWE AG                                                      6,590        565,299
Wisconsin Energy Corp.                                     10,800        430,596
                                                                     -----------
                                                                       4,821,653
                                                                     -----------
Construction & Housing-1.2%
Building Materials-0.7%
Buzzi Unicem SpA                                           11,700        269,246
CRH PLC                                                    20,475        687,485
Martin Marietta Materials, Inc.                             2,700        247,077
Masco Corp.                                                 5,700        176,814
Rinker Group, Ltd.                                         21,322        300,317
                                                                     -----------
                                                                       1,680,939
                                                                     -----------
Construction & Housing-0.4%
George Wimpey PLC                                           9,100         78,763
Leopalace21 Corp.                                           5,200        156,977
Taylor Woodrow PLC                                         21,200        133,312
Vinci, SA                                                   6,494        597,193
                                                                     -----------
                                                                         966,245
                                                                     -----------
Real Estate-0.1%
Sino Land Co., Ltd.                                       206,709        315,559
                                                                     -----------
                                                                       2,962,743
                                                                     -----------

Transportation-1.0%
Transportation - Airlines-0.2%
Deutsche Lufthansa AG                                      18,700        327,582
                                                                     -----------
Transportation- Road & Rail-0.6%
CSX Corp.                                                  11,200        749,504
Norfolk Southern Corp.                                      7,800        411,528
Union Pacific Corp.                                         2,600        241,280
                                                                     -----------
                                                                       1,402,312
                                                                     -----------
Transportation - Shipping-0.2%
Mitsui O.S.K. Lines, Ltd.                                  75,000        528,985
                                                                     -----------
                                                                       2,258,879
                                                                     -----------
Total Common Stocks & Other Investments
(cost $205,545,004)                                                  224,811,569
                                                                     -----------

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
SHORT-TERM INVESTMENT-4.8%
Time Deposit-4.8%
State Street Euro Dollar
4.35%, 6/01/06
(cost $11,440,000)                                        $11,440     11,440,000

Total Investments-99.2%
(cost $216,985,004)                                                  236,251,569
Other assets less liabilities-0.8% (d)                                 1,999,787
                                                                    ------------
Net Assets-100%                                                     $238,251,356
                                                                    ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

               Number of  Expiration   Original     Value at     Unrealized
     Type      Contracts     Month       Value    May 31, 2006  Depreciation
----------------------------------------------------------------------------
EURO STOXX 50      36      June 2006  $1,710,478   $1,674,073     $(36,405)

FORWARD EXCHANGE CURRENCY CONTRACTS

                                               U.S. $
                                   Contract   Value on    U.S. $
                                    Amount    Original    Current    Unrealized
                                     (000)      Date       Value    Depreciation
--------------------------------------------------------------------------------
Sale Contracts:
Swiss Francs,
   settling 6/15/06.............      760     $592,177   $626,045     ($33,868)

(a) Positions, or portions thereof, with an aggregate market value of $6,261,210 have been segregated to collateralize open forward exchange currency contracts.

(b)  Non-income producing security.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified in-stitutional buyers. At May 31, 2006, the aggregate market value of these securities amounted to $275,573 or 0.1% of net assets.

(d) The amount of U.S. $140,570 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2006.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN TAX MANAGED BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

                                                                    Principal
                                                                      Amount
                                                                      (000)     U.S. $ Value
                                                                    ---------   ------------
MUNICIPAL BONDS-52.4%
Alabama-3.4%
Alabama Public School & College Authority (Campus Improvement
   & Economic Development),
Series 03 FGIC
5.00%, 12/01/21                                                       $1,700    $  1,764,464
Jefferson County Sewer Revenue (Capital Improvement
   Warrants), Series 02 FGIC
5.125%, 2/01/42                                                        1,650       1,765,170
Series 02D
5.00%, 2/01/38                                                         2,710       2,880,757
5.25%, 2/01/24                                                         3,200       3,445,088
Series 02 Prerefunded 8/01/12 @ 100
5.00%, 2/01/41                                                         1,100       1,163,129
                                                                                ------------
                                                                                  11,018,608
                                                                                ------------
Arizona-0.2%
Gilbert Water Resource Municipal Property Corp. (Wastewater
System & Utility),
Series 04
4.90%, 4/01/19                                                           710         707,281
Pima County Industrial Development Authority Education Revenue
   (Horizon Community Learning Center), Series 05
4.45%, 6/01/14                                                           100          96,483
                                                                                ------------
                                                                                     803,764
                                                                                ------------
Arkansas-1.1%
Hot Springs Sales & Use Tax, Series 01
4.125%, 7/01/08                                                        1,275       1,285,684
Springdale Sales & Use Tax Revenue, Series 04 MBIA
4.00%, 7/01/16                                                         2,410       2,389,467
                                                                                ------------
                                                                                   3,675,151
                                                                                ------------
California-2.5%
California Economic Recovery, Series 04A
5.00%, 7/01/09                                                           700         726,796
5.25%, 1/01/10 - 7/01/12                                               3,765       3,980,903
California GO
Series 03
4.00%, 2/01/08                                                           450         452,925
Series 05
5.00%, 6/01/10 - 6/01/11                                                1650       1,734,507
Series 06
5.00%, 3/01/14                                                            25          26,546
California Statewide Communities Development Authority Revenue
   (Kaiser Permanente) Series 04E
3.875%, 4/01/32                                                          280         277,194
Series 04F
2.30%, 4/01/33                                                           500         493,770
Upland Community Redevelopment Agency Tax Allocation (Magnolia
   Redevelopment Project), Series 04
3.90%, 11/01/09                                                          235         233,588
                                                                                ------------
                                                                                   7,926,229
                                                                                ------------
Colorado-1.6%
Jefferson County School District No. R001, Series 04 FSA
5.00%, 12/15/24                                                        1,000       1,038,660
Mesa County Valley School District No. 051 Grand Junction,
   Series 04A MBIA
5.00%, 12/01/23                                                        1,000       1,042,840
PV Water & Sanitation Metropolitan District (Capital
   Appreciation), Series 06
Zero Coupon, 12/15/12                                                  1,025         515,718
Regional Transportation District COP, Series 02A AMBAC
2.30%, 12/01/22                                                        2,400       2,359,896
Todd Creek Farms Metropolitan District No. 1 Water Revenue,
   Series 04
5.60%, 12/01/14                                                          260         265,052
                                                                                ------------
                                                                                   5,222,166
                                                                                ------------

Connecticut-1.0%
Connecticut GO, Series 03G MBIA
5.00%, 3/15/10                                                         1,500       1,568,085
Connecticut State Development Authority PCR,
   Series 96 AMBAC AMT
3.35%, 5/01/31                                                         1,730       1,680,003
                                                                                ------------
                                                                                   3,248,088
                                                                                ------------
Florida-4.8%
Arborwood CDD Capital Improvement Revenue, Series 06
5.25%, 5/01/16                                                           275         274,593
Bartram Park CDD, Series 05
4.875%, 5/01/15                                                          100          99,253
Dade County School District, Series 94 MBIA
5.00%, 8/01/12                                                         1,100       1,169,927
Fishhawk CDD, Series 04B
5.125%, 11/01/09                                                         195         194,497
Hammock Bay CDD, Series 04B
5.375%, 5/01/11                                                           70          70,144
Heritage Isle at Viera CDD, Series 04B
5.00%, 11/01/09                                                          155         154,585
Huntington CDD, Series 04B
5.00%, 5/01/09                                                           265         263,153
Lake Ashton II CDD, Series 05B
4.875%, 11/01/10                                                         100          99,593
Live Oak CDD No. 001, Series 03B
5.30%, 5/01/08                                                            45          45,006
Meadow Pointe III CDD, Series 04B
5.00%, 5/01/09                                                           150         149,284
Meadow Woods CDD, Series 04B
5.25%, 5/01/11                                                            90          89,425
Midtown Miami Florida CDD, Series 04A
6.00%, 5/01/24                                                           280         300,031
Monterra CDD Special Assessment, Series 06B
5.125%, 11/01/14                                                         170         168,924
Monterra CDD
Series 05 BANS
5.00%, 6/01/06                                                           120         120,000
Series 05B
5.00%, 11/01/10                                                          340         338,072
Orange County Tourist Development Tax (Senior Lien),
   Series 02 AMBAC
5.50%, 10/01/32                                                        7,000       7,615,930
Overoaks CDD, Series 04B
5.125%, 5/01/09                                                          200         200,626
Parkway Center CDD, Series 04B
5.625%, 5/01/14                                                          200         202,212
Paseo CDD, Series 05B
4.875%, 5/01/10                                                          550         542,586
Seacoast Utility Authority, Series 01 FGIC
5.25%, 3/01/10                                                         1,210       1,274,856
South Bay CDD, Series 05B-2
5.375%, 5/01/13                                                          100         100,905
Tern Bay CDD, Series 05B
5.00%, 5/01/15                                                           450         448,470
The Quarry CDD Special Assessment, Series 06
5.25%, 5/01/16                                                           285         283,293
Verano Center CDD, (Community Infrastructure Project),
   Series 06B
5.00%, 11/01/13                                                          775         770,234
Villages of Westport CDD, Series 05A
5.125%, 5/01/15                                                          245         243,770
                                                                                ------------
                                                                                  15,219,369
                                                                                ------------
Georgia-0.1%
Cobb County Development Authority SWDR (Georgia Waste
   Management Project), Series 04A
3.10%, 4/01/33                                                           185         183,483
                                                                                ------------
Guam-0.2%
Guam Waterworks Authority COP, Series 05
5.18%, 7/01/15                                                           295         305,163
Guam Waterworks Authority Water & Wastewater Systems Revenue,
   Series 05
5.00%, 7/01/13                                                           225         226,564
                                                                                ------------
                                                                                     531,727
                                                                                ------------

Hawaii-2.4%
Hawaii GO
Series 02CY FSA
5.25%, 2/01/09                                                         1,800       1,868,940
Series 05DG AMBAC
5.00%, 7/01/13                                                         5,540       5,892,233
                                                                                ------------
                                                                                   7,761,173
                                                                                ------------
Illinois-2.2%
Chicago GO (Emergency Telephone System), Series 99 FGIC
5.00%, 1/01/09                                                         1,135       1,168,891
Hodgkins Illinois Tax Increment Revenue (Senior Lien),
   Series 05
5.00%, 1/01/11                                                         1,000       1,032,540
Illinois GO
5.00%, 1/01/10                                                         4,615       4,799,785
Pingree Grove Village Special Service Area No. 1 (Cambridge
   Lakes Project),
Series 05-1
5.25%, 3/01/15                                                           100          99,538
                                                                                ------------
                                                                                   7,100,754
                                                                                ------------
Indiana-0.5%
Elkhart County, Series 04 MBIA
5.25%, 12/01/21                                                        1,215       1,284,765
Rockport PCR (Indiana Michigan Power Co. Project), Series 03C
2.625%, 4/01/25                                                          220         218,647
                                                                                ------------
                                                                                   1,503,412
                                                                                ------------
Kansas-0.2%
Wyandotte County/ Kansas City Unified Government Special
   Obligation (Sales Tax), Series 05B
4.75%, 12/01/16                                                          610         617,460
                                                                                ------------
Kentucky-0.4%
Kentucky Property & Buildings Tax Lease Revenue, Series 02
5.375%, 2/01/08                                                        1,265       1,299,269
                                                                                ------------
Maryland-0.6%
Maryland GO (State & Local Facilities Loan Capital
   Improvement), Series 02A
5.25%, 3/01/07                                                         1,355       1,371,775
Tax Exempt Municipal Infrastructure, Series 04A
3.80%, 5/01/08(a)                                                        615         608,745
                                                                                ------------
                                                                                   1,980,520
                                                                                ------------
Massachusetts-2.3%
Massachusetts GO, (Central Artery),
Series 00B
3.52%, 12/01/36                                                        1,000       1,000,000
(Consolidated Loan) Series 00B
5.70%, 6/01/19                                                           800         859,440
Series 05B
5.00%, 8/01/12                                                         3,150       3,336,070
Route 3 North Transportation Improvement Association,
   Series 00 MBIA
5.375%, 6/15/33                                                        1,925       2,046,083
                                                                                ------------
                                                                                   7,241,593
                                                                                ------------
Michigan-1.2%
Michigan State Trunk Line Fund, Series 05B
5.00%, 9/01/11 - 9/01/12                                               3,510       3,729,402
                                                                                ------------
Minnesota-0.8%
Minnesota State Housing Finance Agency, Residential Housing,
   Series 03L-2
2.35%, 1/01/31                                                         2,350       2,332,657
St. Paul Minnesota Housing & Redevelopment Authority,
   Hospital Revenue (Health East Project), Series 05
5.15%, 11/15/20                                                          310         316,433
                                                                                ------------
                                                                                   2,649,090
                                                                                ------------
Missouri-1.4%
St. Louis Airport Revenue (Airport Development Program),
   Series 01A MBIA
5.625%, 7/01/19                                                        4,000       4,349,160
                                                                                ------------

Nevada-1.8%
Clark County Improvement District (Special Assessment
   Summerlin No. 151), Series 05
4.05%, 8/01/10                                                           670         657,907
Clark County PCR (Southern California Edison Co.),
   Series 00C AMT
3.25%, 6/01/31                                                           335         324,464
Henderson Local Improvement Districts No. T-16, Series 05
4.75%, 3/01/13                                                            35          34,830
Las Vegas Local Improvement Bonds (District No. 607),
   Series 04
5.35%, 6/01/12                                                           250         252,565
Nevada GO, Series 05A
5.00%, 2/01/12(b)                                                      4,100       4,330,953
                                                                                ------------
                                                                                   5,600,719
                                                                                ------------
New Jersey-3.1%
New Jersey Economic Development Authority (Cigarette Tax),
   Series 04
5.00%, 6/15/07                                                           600         606,156
Series 04 FSA
5.00%, 6/15/10                                                           830         864,976
New Jersey Economic Development Authority Series 01A MBIA
5.00%, 7/01/11                                                         1,645       1,736,018
New Jersey GO, Series 05M AMBAC
5.25%, 7/15/11                                                         2,000       2,136,360
New Jersey Transportation Trust Fund Authority
   (Transportation Systems),
Series 01C FSA
5.50%, 12/15/11                                                        1,000       1,081,960
Series 03A AMBAC
5.50%, 12/15/13                                                        1,775       1,942,951
Series 03C
5.50%, 6/15/21                                                         1,465       1,608,804
                                                                                ------------
                                                                                   9,977,225
                                                                                ------------
New York-4.1%
New York City GO, Series 04B
5.00%, 8/01/12                                                         1,315       1,386,049
Series 04G
5.00%, 8/01/08                                                           565         579,464
Series 04H
5.00%, 8/01/11                                                         1,645       1,727,908
New York State Dormitory Authority (Mount Sinai New York
   University Health), Series 00C
5.00%, 7/01/11                                                           600         607,038
New York State Thruway Authority, Highway & Bridge Trust Fund,
   Series 05B FSA
5.00%, 4/01/14                                                         6,505       6,942,396
New York Thruway Authority, Service Contract, (Local
   Highway & Bridge), Series 63A
5.00%, 3/15/09                                                           850         877,736
New York Tobacco Settlement Financing Corp., Series 03C-1
5.25%, 6/01/13                                                           815         839,002
                                                                                ------------
                                                                                  12,959,593
                                                                                ------------
North Carolina-1.0%
Mecklenburg County GO, Series 05C
5.00%, 2/01/14                                                         2,575       2,760,786
North Carolina Municipal Power Agency No. 1, Catawba Electric
   Revenue, Series 93 ACA
5.50%, 1/01/10                                                           385         403,773
                                                                                ------------
                                                                                   3,164,559
                                                                                ------------
Ohio-1.0%
Cleveland Municipal School District, Series 04 FSA
5.25%, 12/01/19                                                        1,000       1,072,740
Ohio State (Highway Capital Improvements), Series 02G
5.00%, 5/01/11                                                         1,740       1,835,770
Port Authority of Columbiana County SWFR (Liberty Waste
   Transportation LLC Project), Series 04A
7.00%, 8/01/21                                                           300         298,104
                                                                                ------------
                                                                                   3,206,614
                                                                                ------------
Oregon-2.2%
Oregon Department of Transportation (Regional Light Rail
   Extension-Westside) AMBAC
5.00%, 6/01/09                                                         1,515       1,570,676
Portland Sewer Systems Revenue, Series 00A FGIC
5.75%, 8/01/20                                                         5,000       5,395,200
                                                                                ------------
                                                                                   6,965,876
                                                                                ------------

Pennsylvania-4.4%
Allegheny County Redevelopment Authority (Pittsburgh Mills
   Project), Series 04
5.10%, 7/01/14                                                           280         287,588
Beaver County IDA PCR (Cleveland Electric Project), Series 98
3.75%, 10/01/08                                                          280         278,634
Delaware Valley Regional Finance Authority, Series 97A AMBAC
5.257%, 7/01/06                                                        1,165       1,177,162
Montgomery County IDA (Whitemarsh Continuing Care Project),
   Series 05
6.00%, 2/01/21                                                           265         279,130
Pennsylvania GO,
Series 03
5.00%, 1/01/13                                                         1,420       1,512,286
Series 03 MBIA
5.00%, 7/01/11                                                         4,310       4,556,618
Series 05
5.25%, 1/01/09                                                         3,350       3,475,357
Philadelphia Authority for IDR (Leadership Learning Partners),
   Series 05A
4.60%, 7/01/15                                                           300         296,172
Philadelphia GO, Series 03A XLCA
5.00%, 2/15/11                                                         2,000       2,103,940
                                                                                ------------
                                                                                  13,966,887
                                                                                ------------
South Carolina-1.9%
South Carolina Public Service Authority Revenue,
   Series 05B MBIA
5.00%, 1/01/11                                                         3,515       3,693,422
Western Carolina Regional Sewer Authority Sewer System Revenue,
   Series 05B FSA
5.00%, 3/01/12                                                         1,000       1,058,650
York County School District No. 003 (Rock Hill School District),
   Series 03 SCSDE
5.00%, 3/01/10                                                         1,335       1,395,008
                                                                                 -----------
                                                                                   6,147,080
                                                                                 -----------
Texas-3.4%
Brazos River Authority PCR (Texas Utilities Electric Co.),
   Series 95B AMT
5.05%, 6/19/06                                                           230         230,115
Dallas GO, Series 05
5.00%, 2/15/12                                                         3,350       3,534,618
Katy Development Authority (Metro Contract), Series 99A
5.75%, 6/01/09                                                           375         384,810
Red River Education Finance Revenue (Parish Day School Project),
   Series 01A
3.10%, 12/03/07                                                        1,400       1,388,492
San Antonio Electric & Gas, Series 01
5.25%, 2/01/09                                                         1,600       1,660,448
Texas GO TRANS, Series 05
4.50%, 8/31/06                                                         3,500       3,507,910
                                                                                ------------
                                                                                  10,706,393
                                                                                ------------
Virginia-0.6%
Virginia College Building Authority (21st Century
   College & Equipment), Series 05
5.00%, 2/01/10                                                         1,800       1,879,236
                                                                                 -----------
Washington-2.0%
Central Puget Sound Regional Transportation Authority Sales & Use
   Tax Revenue, Series 05A AMBAC
5.00%, 11/01/26                                                        2,085       2,152,992
Seattle Municipal Light & Power Revenue, Series 01 FSA
5.50%, 3/01/09                                                         1,000       1,045,620
Washington GO (Motor Vehicle Fuel Tax), Series 02C FSA
5.00%, 1/01/12                                                         2,000       2,115,340
Washington Public Power Supply System (Nuclear Project No. 2),
   Series 98A
5.75%, 7/01/09                                                         1,100       1,161,611
                                                                                 -----------
                                                                                   6,475,563
                                                                                 -----------
Total Municipal Bonds
(cost $168,676,243)                                                              167,110,163
                                                                                 -----------

Company                                                               Shares    U.S. $ Value
-------------------------------------------------------              -------    ------------
COMMON STOCKS & OTHER INVESTMENTS-45.9%
Finance-14.3%
Banking-7.3%
Allied Irish Banks PLC                                                 9,128         217,335
Banco Bilbao Vizcaya Argentaria, SA                                   24,576         509,669
Bank Hapoalim, Ltd.                                                   52,400         243,649
Bank of America Corp.                                                 43,462       2,103,561
Barclays PLC                                                          40,200         464,983
BNP Paribas, SA                                                       10,765       1,004,351
Citigroup, Inc.                                                       48,200       2,376,260

Comerica, Inc.                                                         5,300         290,175
Commerzbank AG                                                        11,530         434,499
Credit Agricole, SA                                                    7,500         280,087
Credit Suisse Group(c)                                                19,304       1,116,451
EFG Eurobank Ergasias                                                    697          19,826
Fannie Mae                                                            13,600         676,600
Fifth Third Bancorp                                                    9,900         376,200
Fortis                                                                 6,700         244,368
Freddie Mac                                                           10,100         606,404
HBOS PLC                                                              22,470         384,331
HSBC Holdings PLC                                                          1              17
Huntington Bancshares, Inc.                                           12,500         294,000
J.P. Morgan Chase & Co.                                               60,800       2,592,512
KeyCorp                                                                2,600          92,872
Kookmin Bank                                                           4,500         364,106
Mellon Financial Corp.                                                 9,400         340,092
Mitsubishi UFJ Financial Group, Inc.                                      38         522,147
National City Corp.                                                   11,600         427,808
Northern Trust Corp.                                                  13,050         729,756
PNC Financial Services Group, Inc.                                     1,800         124,038
Regions Financial Corp.                                               11,000         372,350
Royal Bank of Scotland Group PLC                                      14,400         464,602
Societe Generale                                                       2,500         385,531
Standard Chartered PLC                                                 9,327         228,927
Sumitomo Mitsui Financial Group, Inc.                                    112       1,144,757
SunTrust Banks, Inc.                                                   5,600         423,976
U.S. Bancorp                                                           9,400         290,178
UBS AG(c)                                                             14,344       1,624,653
UniCredito Italiano SpA                                               22,182         169,069
Wachovia Corp.                                                        17,900         957,650
Wells Fargo & Co.                                                      6,700         444,679
                                                                                 -----------
                                                                                  23,342,469
                                                                                 -----------
Financial Services-2.7%
Countrywide Financial Corp.                                            3,900         149,292
Federated Investors, Inc. Cl.B                                         6,300         202,356
Franklin Resources, Inc.                                              12,300       1,106,385
Legg Mason, Inc.                                                      13,450       1,290,259
Lehman Brothers Holdings, Inc.                                         3,600         239,796
Man Group PLC                                                          3,770         164,988
MBIA, Inc.                                                             2,800         159,964
Merrill Lynch & Co., Inc.                                             22,850       1,654,568
Morgan Stanley                                                        11,600         691,592
Nasdaq Stock Market, Inc.(d)                                           8,000         243,520
Nomura Holdings, Inc.                                                 38,500         758,102
ORIX Corp.                                                             2,560         739,862
The Goldman Sachs Group, Inc.                                          7,450       1,124,578
Waddell & Reed Financial, Inc. Cl.A                                    4,700         104,716
                                                                                 -----------
                                                                                   8,629,978
                                                                                 -----------
Insurance-4.0%
ACE, Ltd.                                                              1,850          95,774
American International Group, Inc.                                    36,450       2,216,160
Assurances Generales de France                                         4,100         496,552
Aviva PLC                                                             29,229         405,424
Friends Provident PLC                                                 52,810         175,304
Genworth Financial, Inc. Cl.A                                          9,500         318,155
ING Groep NV                                                          36,715       1,438,294
MetLife, Inc.                                                          8,300         427,201
Muenchener Rueckversicherungs-Gesellschaft AG                          3,500         474,904
Old Republic International Corp.                                       7,900         168,823
Prudential PLC                                                        20,121         218,654
QBE Insurance Group, Ltd.                                             16,163         261,669
The Allstate Corp.                                                     5,400         297,054
The Chubb Corp.                                                        7,200         363,816
The Hartford Financial Services Group, Inc.                            5,600         492,464
The Progressive Corp.                                                  9,000         246,150
The St. Paul Travelers Cos., Inc.                                     11,033         485,673
Torchmark Corp.                                                        4,900         288,512
UnitedHealth Group, Inc.                                              26,350       1,158,346
UnumProvident Corp.                                                   13,200         237,072
WellPoint, Inc.(d)                                                    32,100       2,297,718
                                                                                 -----------
                                                                                  12,563,719
                                                                                 -----------

Wholesale & International Trade-0.3%
Mitsubishi Corp.                                                      10,300         218,877
Mitsui & Co., Ltd.                                                    54,000         765,935
                                                                                 -----------
                                                                                     984,812
                                                                                 -----------
                                                                                  45,520,978
                                                                                 -----------
Technology-6.3%
Data Processing-3.2%
Agere Systems, Inc.(d)                                                10,000         149,100
Apple Computer, Inc.(d)                                               35,150       2,100,915
Arrow Electronics, Inc.(d)                                             6,500         211,250
Canon, Inc.                                                           11,800         826,026
CapGemini                                                             11,304         620,719
Electronic Data Systems Corp.                                         12,200         299,144
Google, Inc. Cl.A(d)                                                   5,490       2,041,292
Hewlett-Packard Co.                                                   31,500       1,019,970
International Business Machines Corp.                                  2,300         183,770
Marvell Technology Group, Ltd.(d)                                      6,200         295,554
Microsoft Corp.                                                       28,750         651,188
Network Appliance, Inc.(d)                                            19,600         627,200
Sanmina-SCI Corp.(d)                                                  47,600         223,720
SAP AG                                                                 3,126         657,599
Solectron Corp.(d)                                                    65,400         232,824
Tech Data Corp.(d)                                                     5,900         214,170
                                                                                 -----------
                                                                                  10,354,441
                                                                                 -----------
Electrical & Electronics-2.2%
ADC Telecommunications, Inc.(d)                                        4,628          82,934
Broadcom Corp. Cl.A(d)                                                43,300       1,463,973
Cisco Systems, Inc.(d)                                                 7,500         147,600
Corning, Inc.(d)                                                      57,500       1,394,375
Hoya Corp.                                                            11,700         448,494
Juniper Networks, Inc.(d)                                             51,100         814,023
NEC Corp.                                                             17,000         102,463
QUALCOMM, Inc.                                                        43,200       1,953,072
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                    28,850         273,210
Tellabs, Inc.(d)                                                      24,400         348,920
                                                                                 -----------
                                                                                   7,029,064
                                                                                 -----------
Electronic Components & Instruments-0.9%
Advanced Micro Devices, Inc.(d)                                       44,350       1,369,971
Compal Electronics, Inc. (GDR)(a)                                     64,925         331,118
Flextronics International, Ltd.(d)                                    19,500         219,570
Intel Corp.                                                           12,700         228,854
NVIDIA Corp.(d)                                                       12,700         291,846
Samsung Electronics Co., Ltd.                                            360         231,654
United Microelectronics Corp.                                        360,000         225,073
                                                                                 -----------
                                                                                   2,898,086
                                                                                 -----------
                                                                                  20,281,591
                                                                                 -----------
Energy-4.6%
Energy Equipment & Services-1.6%
Baker Hughes, Inc.                                                     3,850         332,255
ENSCO International, Inc.                                              5,500         274,945
GlobalSantaFe Corp.                                                   10,900         655,417
Halliburton Co.                                                       30,850       2,301,101
Nabors Industries, Ltd.(d)                                            25,800         926,478
Schlumberger, Ltd.                                                    11,100         727,827
                                                                                 -----------
                                                                                   5,218,023
                                                                                 -----------
Energy Sources-3.0%
BG Group PLC                                                           8,912         118,636
BP PLC                                                                27,800         327,701
Canadian Natural Resources, Ltd.                                       6,100         321,198
ChevronTexaco Corp.                                                   18,000       1,076,220
China Petroleum & Chemical Corp. Cl.H                                368,000         222,181
China Shenhua Energy Co., Ltd. Cl.H                                  161,500         274,947
ConocoPhillips                                                        10,300         651,887
Eni SpA                                                               22,445         676,793
Exxon Mobil Corp.                                                     50,300       3,063,773
LUKOIL (ADR)                                                           2,200         170,280
MOL Magyar Olaj-es Gazipari Rt.                                        1,700         174,121
Norsk Hydro ASA                                                       18,775         528,938
Occidental Petroleum Corp.                                             5,100         505,359

PetroChina Co., Ltd.                                                 130,000         140,656
Petroleo Brasileiro, SA(ADR)                                           8,400         672,894
Repsol YPF, SA                                                        12,900         360,354
Total, SA                                                              1,600         103,780
Total, SA Rights for Arkema, expiring 6/26/06(d)                         400           1,420
                                                                                 -----------
                                                                                   9,391,138
                                                                                 -----------
                                                                                  14,609,161
                                                                                 -----------
Medical-4.1%
Health & Personal Care-4.1%
Alcon, Inc.                                                           14,500       1,567,160
Amgen, Inc.(d)                                                         8,350         564,377
AstraZeneca PLC                                                        1,600          84,578
Caremark Rx, Inc.(d)                                                  22,050       1,057,738
Eli Lilly & Co.                                                        5,000         258,200
Genentech, Inc.(d)                                                    24,650       2,044,964
Gilead Sciences, Inc.(d)                                              17,400         997,542
GlaxoSmithKline PLC                                                    6,300         174,229
Luxottica Group SpA                                                   12,146         330,714
Medco Health Solutions, Inc.(d)                                        3,950         212,905
Merck & Co., Inc.                                                     21,800         725,722
Nobel Biocare Holding AG(c)                                              831         201,644
Novartis AG(c)                                                        11,599         643,225
Pfizer, Inc.                                                          69,400       1,642,004
Roche Holdings AG(c)                                                   4,371         681,016
Sanofi-Synthelabo, SA                                                  4,661         439,798
Tenet Healthcare Corp.(d)                                             11,000          87,120
Teva Pharmaceutical Industries, Ltd. (ADR)                            42,050       1,531,040
                                                                                 -----------
                                                                                  13,243,976
                                                                                 -----------
Consumer Cyclical-3.9%
Appliances & Household Durables-0.1%
Newell Rubbermaid, Inc.                                                6,600         174,636
Sony Corp.                                                             3,500         157,970
                                                                                 -----------
                                                                                     332,606
                                                                                 -----------
Broadcasting & Publishing-1.2%
CBS Corp. Cl.B                                                        15,150         392,537
Comcast Corp. Cl.A Special(d)                                         13,400         428,800
Grupo Televisa, SA (ADR)                                              10,800         198,612
Naspers, Ltd.                                                          8,949         163,721
Societe Television Francaise 1                                        10,869         359,166
The Walt Disney Co.                                                    6,600         201,300
Time Warner, Inc.                                                     32,800         564,488
Viacom, Inc. Cl.B(d)                                                   7,250         273,688
WPP Group PLC                                                          9,591         118,229
Yahoo!, Inc.(d)                                                       34,750       1,097,752
                                                                                 -----------
                                                                                   3,798,293
                                                                                 -----------
Business & Public Services-0.0%
The Interpublic Group of Cos., Inc.(d)                                15,900         151,527
                                                                                 -----------
Leisure & Tourism-0.8%
Hilton Hotels Corp.                                                   10,500         288,330
Las Vegas Sands Corp.(d)                                               8,400         593,124
McDonald's Corp.                                                      37,250       1,235,582
Starbucks Corp.(d)                                                     7,100         253,115
Whitbread PLC                                                         10,628         208,680
                                                                                 -----------
                                                                                   2,578,831
                                                                                 -----------
Merchandising-1.5%
eBay, Inc.(d)                                                         33,550       1,100,776
Largan Precision Co., Ltd.                                             3,000          63,649
Limited Brands, Inc.                                                   9,200         249,872
Lowe's Cos., Inc.                                                     17,900       1,114,812
Marks & Spencer Group PLC                                             38,833         394,544
Office Depot, Inc.(d)                                                  7,700         320,089
Target Corp.                                                          24,700       1,208,324
Whole Foods Market, Inc.                                               7,600         494,000
                                                                                 -----------
                                                                                   4,946,066
                                                                                 -----------
Recreation & Other Consumer-0.1%
Mattel, Inc.                                                           9,600         161,376
                                                                                 -----------
Textiles & Apparel-0.2%
Compagnie Financiere Richemont AG Cl.A(c)                              3,713         173,488
Jones Apparel Group, Inc.                                              7,500         243,300
V. F. Corp.                                                            3,300         207,669
                                                                                 -----------
                                                                                     624,457
                                                                                 -----------
                                                                                  12,593,156
                                                                                 -----------

Capital Equipment-3.7%
Aerospace & Defense-1.4%
BAE Systems PLC                                                       55,147         394,197
European Aeronautic Defence & Space Co.                               18,191         648,615
Goodrich Corp.                                                         5,700         242,991
Lockheed Martin Corp.                                                  3,200         231,968
Northrop Grumman Corp.                                                 6,400         413,952
Rockwell Collins, Inc.                                                 7,500         409,500
The Boeing Co.                                                        26,600       2,214,450
                                                                                 -----------
                                                                                   4,555,673
                                                                                 -----------
Automobiles-1.1%
Autoliv, Inc.                                                          4,900         272,440
BorgWarner, Inc.                                                       3,300         217,074
Continental AG                                                         6,200         678,693
Denso Corp.                                                            8,900         311,171
Honda Motor Co., Ltd.                                                  2,400         158,255
Johnson Controls, Inc.                                                   800          68,136
Renault, SA                                                            6,400         736,597
Toyota Motor Corp.                                                    17,100         915,045
                                                                                 -----------
                                                                                   3,357,411
                                                                                 -----------
Industrial Components-0.1%
Eaton Corp.                                                            4,000         294,160
Sumitomo Electric Industries, Ltd.                                       700          10,065
                                                                                 -----------
                                                                                     304,225
                                                                                 -----------
Machinery & Engineering-0.5%
ABB, Ltd.(c)                                                          35,073         442,634
Atlas Copco AB Cl.A                                                   17,181         466,026
Komatsu, Ltd.                                                          5,000         100,807
MAN AG                                                                 4,500         324,609
Sumitomo Heavy Industries, Ltd.                                       26,000         245,652
                                                                                 -----------
                                                                                   1,579,728
                                                                                 -----------
Multi-Industry-0.6%
Crane Co.                                                              3,400         136,612
General Electric Co.                                                  30,100       1,031,226
SPX Corp.                                                              4,200         220,962
Textron, Inc.                                                          3,200         290,976
United Technologies Corp.                                              4,100         256,332
                                                                                 -----------
                                                                                   1,936,108
                                                                                 -----------
                                                                                  11,733,145
                                                                                 -----------
Consumer Staples-3.1%
Beverages & Tobacco-1.1%
Altria Group, Inc.                                                    13,600         983,960
British American Tobacco PLC                                          36,329         908,404
Companhia de Bebidas das Americas (ADR)                                2,700         110,673
Japan Tobacco, Inc.                                                      145         517,900
SABMiller PLC                                                         20,466         382,633
The Coca-Cola Co.                                                     11,700         515,151
                                                                                 -----------
                                                                                   3,418,721
                                                                                 -----------
Food & Household Products-2.0%
Colgate-Palmolive Co.                                                  5,900         356,006
ConAgra Foods, Inc.                                                   13,300         300,580
Del Monte Foods Co.                                                    7,000          82,880
Essilor International, SA                                                685          68,991
General Mills, Inc.                                                    5,800         300,962
J Sainsbury PLC                                                       57,100         341,149
Kellogg Co.                                                            6,800         320,280
Nestle, SA(c)                                                          1,274         380,331
Safeway, Inc.                                                         13,000         306,540
SUPERVALU, Inc.                                                        8,200         239,112
Tate & Lyle PLC                                                       15,500         165,630
The Clorox Co.                                                         4,500         284,355
The Kroger Co.                                                        14,500         291,595
The Procter & Gamble Co.                                              44,600       2,419,550
Walgreen Co.                                                          13,300         539,980
                                                                                 -----------
                                                                                   6,397,941
                                                                                 -----------
                                                                                   9,816,662
                                                                                 -----------
Industrial Commodities-2.0%
Chemical-0.5%
E.I. du Pont de Nemours & Co.                                          3,400         144,602
Hercules, Inc.(d)                                                      3,000          46,410
Mitsui Chemicals, Inc.                                                33,000         233,246
Monsanto Co.                                                           7,900         664,864
PPG Industries, Inc.                                                   5,700         366,738
The Lubrizol Corp.                                                     4,000         161,680
                                                                                 -----------
                                                                                   1,617,540
                                                                                 -----------

Forest & Paper-0.2%
Kimberly-Clark Corp.                                                   6,800         412,556
Smurfit-Stone Container Corp.(d)                                       6,900          82,593
                                                                                 -----------
                                                                                     495,149
                                                                                 -----------
Metal - Nonferrous-0.5%
BHP Billiton PLC                                                      19,840         387,535
Rio Tinto PLC                                                         12,492         693,168
Xstrata PLC                                                           15,536         619,056
                                                                                 -----------
                                                                                   1,699,759
                                                                                 -----------
Metal - Steel-0.6%
Arcelor                                                                6,340         270,794
JFE Holdings, Inc.                                                    14,000         604,886
POSCO                                                                  2,213         575,931
United States Steel Corp.                                              6,300         418,194
                                                                                 -----------
                                                                                   1,869,805
                                                                                 -----------
Miscellaneous Materials-0.2%
Crown Holdings, Inc.(d)                                                7,400         119,362
Nitto Denko Corp.                                                      6,100         470,828
Owens-Illinois, Inc.(d)                                                8,400         142,800
                                                                                 -----------
                                                                                     732,990
                                                                                 -----------
                                                                                   6,415,243
                                                                                 -----------
Telecommunications-1.7%
America Movil SA de CV (ADR)                                          27,400         894,884
American Tower Corp. Cl.A(d)                                           3,000          92,910
AT&T, Inc.                                                            43,500       1,133,610
BellSouth Corp.                                                       23,700         800,349
Crown Castle International Corp.(d)                                    9,700         308,169
Embarq Corp.(d)                                                        1,265          52,713
Singapore Telecommunications, Ltd.                                    58,009          93,159
Sprint Corp.                                                          25,300         536,613
Verizon Communications, Inc.                                          29,800         930,058
Vodafone Group PLC                                                   256,900         591,417
                                                                                 -----------
                                                                                   5,433,882
                                                                                 -----------
Utilities-1.0%
Electric & Gas-1.0%
American Electric Power Co., Inc.                                     11,400         390,678
Constellation Energy Group, Inc.                                       4,600         237,820
Dominion Resources, Inc.                                               6,100         442,738
E.ON AG                                                                4,000         463,766
Endesa, SA                                                            13,800         462,530
Entergy Corp.                                                          4,900         343,539
Northeast Utilities                                                    4,900          99,127
Pinnacle West Capital Corp.                                            6,000         236,340
RWE AG                                                                 4,110         352,561
Wisconsin Energy Corp.                                                 6,000         239,220
                                                                                 -----------
                                                                                   3,268,319
                                                                                 -----------
Construction & Housing-0.7%
Building Materials-0.4%
Buzzi Unicem SpA                                                       9,300         214,017
CRH PLC                                                               15,039         504,961
Martin Marietta Materials, Inc.                                        3,100         283,681
Rinker Group, Ltd.                                                    17,386         244,879
                                                                                 -----------
                                                                                   1,247,538
                                                                                 -----------
Construction & Housing-0.3%
George Wimpey PLC                                                     16,200         140,216
Leopalace21 Corp.                                                      1,500          45,282
Persimmon PLC                                                          6,000         134,801
Taylor Woodrow PLC                                                    21,700         136,456
Vinci, SA                                                              4,167         383,200
                                                                                 -----------
                                                                                     839,955
                                                                                 -----------
Real Estate-0.0%
Sino Land Co., Ltd.                                                   45,550          69,536
                                                                                 -----------
                                                                                   2,157,029
                                                                                 -----------
Transportation-0.5%
Transportation- Road & Rail-0.4%
CSX Corp.                                                              8,800         588,896
Norfolk Southern Corp.                                                 8,700         459,012
Union Pacific Corp.                                                    2,500         232,000
                                                                                 -----------
                                                                                   1,279,908
                                                                                 -----------
Transportation - Shipping-0.1%
Mitsui O.S.K. Lines, Ltd.                                             37,000         260,966
                                                                                 -----------
                                                                                   1,540,874
                                                                                 -----------
Total Common Stocks & Other Investments
(cost $124,615,826)                                                              146,614,016
                                                                                 -----------


                                                                   Principal
                                                                      Amount
                                                                        (000)   U.S. $ Value
SHORT-TERM INVESTMENT-0.4%                                          ---------   ------------
Time Deposit-0.4%
State Street Euro Dollar
4.35%, 6/01/06
(cost $1,413,000)                                                     $1,413       1,413,000
                                                                                ------------
Total Investments-98.7%
(cost $294,705,069)                                                              315,137,179
Other assets less liabilities-1.3% (e)                                             4,000,379
                                                                                ------------
Net Assets-100%                                                                 $319,137,558
                                                                                ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                            Number of   Expiration   Original     Value at      Unrealized
               Type                         Contracts      Month       Value    May 31, 2006   Appreciation
-----------------------------------------   ---------   ----------   --------   ------------   ------------
EURO STOXX 50                                  2         June 2006   $91,774       $93,004        $1,230

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                         U.S. $
                                             Contract   Value on    U.S. $
                                              Amount    Original    Current    Unrealized
                                              (000)       Date       Value    Depreciation
                                            ---------   --------   --------   ------------
Buy Contracts:
Swiss Franc,
   settling 6/15/06......................      100      $ 83,105   $ 82,199     $   (906)
Swiss Franc,
   settling 6/15/06......................      600       467,508    493,194      (25,686)

INTEREST RATE SWAP TRANSACTIONS

                                                                         Rate Type
                                                               -----------------------------
                                                                 Payments        Payments
            Swap                  Notional       Termination   made by the   received by the    Unrealized
        Counterparty              Amount (000)       Date        Strategy        Strategy      Depreciation
-------------------------------   ------------   -----------   -----------   ---------------   ------------
Citigroup                             1,200         6/22/07        BMA*           2.962%         $(9,651)
Goldman Sachs                           700         7/05/06        BMA*           3.283%            (392)
Goldman Sachs                           700         1/05/07        BMA*           3.405%            (929)
JP Morgan                             1,100         4/05/07        BMA*           2.988%          (6,626)
JP Morgan+                              800        10/01/07        BMA*           3.635%            (282)
Morgan Stanley                          700        10/06/06        BMA*           3.217%          (1,155)

* BMA (Bond Market Association)

+Represents a forward interest rate swap whose effective date for the exchange of cash flows is June 7, 2006.

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate market value of these securities amounted to $939,863 or 0.3% of net assets.

(b) Represents entire or partial position as collateral for interest rate swaps.

(c) Positions, or portions thereof, with an aggregate market value of $4,346,007 have been segregated to collateralize open forward exchange currency contracts.

(d)  Non-income producing security.

(e) The amount of U.S. $7,432 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2006.

Glossary of Terms:

ACA     - American Capital Access Financial Guaranty Corporation
ADR     - American Depositary Receipt
AMBAC   - American Municipal Bond Assurance Corporation
AMT     - Alternative Minimum Tax - (subject to)
BANS    - Bond Anticipation Notes
CDD     - Community Development District
COP     - Certificate of Participation
FGIC    - Financial Guaranty Insurance Company
FSA     - Financial Security Assurance Inc.
GDR     - Global Depositary Receipt
GO      - General Obligation
IDA     - Industrial Development Authority
MBIA    - Municipal Bond Investors Assurance
PCR     - Pollution Control Revenue
SCSDE   - The South Carolina State Department of Education
SWDR    - Solid Waste Disposal Revenue
SWFR    - Solid Waste Facility Revenue
TRANS   - Tax and Revenue Anticipation Notes
XLCA    - XL Capital Assurance Inc.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN TAX MANAGED WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

                                                                                 Principal
                                                                                   Amount
                                                                                   (000)     U.S. $ Value
                                                                                 ---------   ------------
MUNICIPAL BONDS-68.0%
Alabama-3.7%
Alabama Public School & College Authority (Campus Improvement
   & Economic Development), Series 03 FGIC
5.00%, 12/01/21                                                                    $  400    $    415,168
Jefferson County Limited Obligation School Warrant, Series 04A
5.00%, 1/01/10                                                                      1,000       1,031,940
Jefferson County Sewer Revenue (Capital Improvement Warrants), Series 02 FGIC
5.125%, 2/01/42                                                                     1,260       1,347,948
Series 02D                                                                          1,000       1,063,010
5.00%, 2/01/38
Series 02D
5.25%, 2/01/24                                                                      1,000       1,076,590
Series 02 Prerefunded 8/01/12 @ 100
5.00%, 2/01/41(a)                                                                   1,000       1,057,390
                                                                                             ------------
                                                                                                5,992,046
                                                                                             ------------
Alaska-1.5%
Alaska Student Loan Corp. Capital Project Revenue, Series 05A FSA
5.00%, 7/01/07                                                                      1,430       1,449,934
Valdez Marine Terminal Revenue (BP Pipelines Project), Series 03B
3.53%, 7/01/37                                                                      1,000       1,000,000
                                                                                             ------------
                                                                                                2,449,934
                                                                                             ------------
Arizona-1.6%
Arizona School Facilities Board Certificates, Series 03A MBIA
5.25%, 9/01/15                                                                      1,500       1,619,820
Maricopa County Community College District, Series 98
5.00%, 7/01/06                                                                      1,000       1,001,030
                                                                                             ------------
                                                                                                2,620,850
                                                                                             ------------
Arkansas-0.8%
Arkansas State Development Finance Authority, Facs Revenue, Series 01
3.65%, 8/01/21                                                                        255         254,898
Hot Springs Sales & Use Tax, Series 01
4.125%, 7/01/08                                                                       965         973,087
                                                                                             ------------
                                                                                                1,227,985
                                                                                             ------------
California-4.4%
California Department of Water Resources Power Supply Revenue,
   Series 02A MBIA-IBC
5.50%, 5/01/10                                                                        325         346,447
California Economic Recovery, Series 04A
5.00%, 7/01/09                                                                      1,000       1,038,280
5.25%, 1/01/10                                                                        900         945,639
California GO Series 03
4.00%, 2/01/08                                                                        455         457,957
Series 04
5.00%, 3/01/08                                                                        350         358,229
Series 05
5.00%, 3/01/08                                                                        750         767,633
Series 05
5.00%, 6/01/10                                                                        225         235,244
California Statewide Communities Development Authority Revenue
   (Kaiser Permanente), Series 04F
2.30%, 4/01/33                                                                        240         237,009
Contra Costa County TRANS, Series 05
4.50%, 12/07/06                                                                       560         562,682
Golden State Tobacco Securization Corp., Series 03B
5.375%, 6/01/28                                                                     2,000       2,120,880
                                                                                             ------------
                                                                                                7,070,000
                                                                                             ------------
Colorado-1.9%
Adonea Metropolitan District No. 2  Revenue, Series 05B
4.375%, 12/01/15                                                                      575         561,683
Denver GO (Auditorium Theatre & Zoo), Series 03A
5.50%, 8/01/08                                                                      1,900       1,970,129
Jefferson County School District No. R001, Series 04 FSA
5.00%, 12/15/24                                                                       440         457,010
                                                                                             ------------
                                                                                                2,988,822
                                                                                             ------------

Connecticut-2.6%
Connecticut GO Series 02E FSA
5.50%, 11/15/12                                                                       845         923,881
Series 03G MBIA
5.00%, 3/15/10                                                                      1,000       1,045,390
Connecticut Health & Educational Facilities Authority Revenue
   (Yale University), Series 03X-3
3.50%, 7/01/37                                                                      1,000       1,000,000
Connecticut State Development Authority PCR, Series 96 AMBAC AMT
3.35%, 5/01/31                                                                      1,300       1,262,430
                                                                                             ------------
                                                                                                4,231,701
                                                                                             ------------
Delaware-1.0%
Delaware GO, Series 01A
4.50%, 8/01/06                                                                      1,565       1,567,269
                                                                                             ------------
Florida-1.9%
Broward County GO, Series 03
5.00%, 1/01/09                                                                      1,200       1,238,508
Dade County School District, Series 94 MBIA
5.00%, 8/01/12                                                                      1,000       1,063,570
JEA, Series 02-3A XLCA-ICR
5.375%, 10/01/32                                                                      700         716,142
                                                                                             ------------
                                                                                                3,018,220
                                                                                             ------------
Georgia-0.8%
Cobb County, Water & Sewer Revenue, Series 04
5.00%, 7/01/06                                                                      1,270       1,271,308
                                                                                             ------------
Hawaii-1.2%
Hawaii GO, Series 05DG AMBAC
5.00%, 7/01/13                                                                      1,800       1,914,444
                                                                                             ------------
Illinois-1.9%
East Chicago Industry PCR (Inland Steel Company Project No. 11), Series 94
7.125%, 6/01/07                                                                       235         239,486
Illinois GO, 1st Series 00 MBIA
5.50%, 12/01/06                                                                     1,355       1,367,480
Illinois Unemployment Insurance Fund Building Revenue, Series 04A FSA
5.00%, 12/15/07                                                                     1,360       1,401,317
                                                                                             ------------
                                                                                                3,008,283
                                                                                             ------------
Indiana-2.2%
Indiana Finance Authority Revenue (Revolving Fund Program) Series 05A
5.00%, 2/01/12                                                                      1,165       1,232,453
Indiana Health Facility Financing Authority (Ascension Health Subordinated
   Credit), Series 05A
5.00%, 5/01/07                                                                        900         909,891
Indiana Transportation Finance Authority, Series 03A FSA
5.00%, 6/01/09                                                                         25          25,940
Unrefunded Balance
5.00%, 6/01/09                                                                        975       1,009,437
Rockport PCR (Indiana Michigan Power Co. Project), Series 03C
2.625%, 4/01/25                                                                       330         327,971
                                                                                             ------------
                                                                                                3,505,692
                                                                                             ------------
Kansas-1.0%
Burlington PCR (Kansas Gas & Electric Co. Project), Series 04B MBIA
2.65%, 6/01/31                                                                        765         765,000
Kansas State Department of Transportation Highway Revenue, Series 02A
5.00%, 9/01/06                                                                        800         802,720
                                                                                             ------------
                                                                                                1,567,720
                                                                                             ------------
Kentucky-0.6%
Kentucky Property & Buildings Tax Lease Revenue, Series 02
5.375%, 2/01/08                                                                       985       1,011,684
                                                                                             ------------
Louisiana-0.4%
New Orleans GO (Certificates Indebtedness), Series 00 FSA
5.50%, 12/01/08                                                                       110         114,162
Series 05 MBIA
5.25%, 12/01/20                                                                       450         470,174
                                                                                             ------------
                                                                                                  584,336
                                                                                             ------------
Maryland-1.4%
Maryland GO (State & Local Facilities Loan), Series 04
5.00%, 8/01/07                                                                        470         477,680
Series 05A
5.00%, 8/01/08                                                                      1,500       1,543,110
Tax Exempt Municipal Infrastructure, Series 04A
3.80%, 5/01/08(b)                                                                     300         296,949
                                                                                             ------------
                                                                                                2,317,739
                                                                                             ------------

Massachusetts-2.3%
Massachusetts Development Finance Agency (Resource Recovery Revenue),
   Series 01A
5.50%, 1/01/11                                                                      1,000       1,067,240
Massachusetts GO (Central Artery), Series 00B
3.52%, 12/01/30                                                                     1,000       1,000,000
Series 02A MBIA
5.50%, 2/01/10                                                                        500         530,305
Series 05B
5.00%, 8/01/12                                                                      1,050       1,112,023
                                                                                             ------------
                                                                                                3,709,568
                                                                                             ------------
Michigan-2.0%
Detroit City School District (School Building & Site Improvement),
   Series 02A FGIC
5.00%, 5/01/32                                                                      1,500       1,599,930
Detroit Water Supply Systems, Series 99A FGIC
5.75%, 7/01/26                                                                      1,520       1,635,079
                                                                                             ------------
                                                                                                3,235,009
                                                                                             ------------
Minnesota-1.1%
Minnesota Public Facilities Authory Water PCR, Series 04D
5.00%, 3/01/11                                                                        400         421,856
Southern Minnesota Municipal Power Agency Supply System Revenue,
   Series 02A AMBAC
5.00%, 1/01/07                                                                      1,265       1,275,120
                                                                                             ------------
                                                                                                1,696,976
                                                                                             ------------
Nevada-1.3%
Clark County PCR (Southern California Edison Co.), Series 00C AMT
3.25%, 6/01/31                                                                        170         164,654
Nevada GO, Series 05A
5.00%, 2/01/12                                                                      1,800       1,901,394
                                                                                             ------------
                                                                                                2,066,048
                                                                                             ------------
New Hampshire-1.0%
New Hampshire Municipal Bond Bank, Series 04B FSA
4.00%, 8/15/06                                                                      1,580       1,581,454
                                                                                             ------------
New Jersey-6.0%
New Jersey Economic Development Authority (Cigarette Tax)
Series 04
5.00%, 6/15/07                                                                        315         318,232
Series 04 FGIC
5.00%, 6/15/11                                                                        400         420,656
Series 04 FSA
5.00%, 6/15/10                                                                        400         416,856
New Jersey GO, Series 05M AMBAC
5.25%, 7/15/11                                                                      1,000       1,068,180
New Jersey State Transportation Trust Fund Authority (Transportation Systems),
   Series 01C
5.50%, 12/15/11                                                                     1,000       1,081,960
Series 01C FSA
5.50%, 12/15/10                                                                       400         428,208
Series 03C
5.50%, 6/15/21                                                                        575         631,442
Series 05A
5.25%, 12/15/12                                                                     1,100       1,184,183
Series 05A MBIA
5.25%, 12/15/08                                                                       625         648,169
New Jersey TRANS, Series 05A
4.00%, 6/23/06                                                                      1,470       1,470,382
New Jersey Turnpike Authority, Series 00A
5.50%, 1/01/30                                                                      1,850       1,961,684
                                                                                             ------------
                                                                                                9,629,952
                                                                                             ------------
New York-7.3%
Marlboro Central School District BANS, Series 06B
4.25%, 12/22/06                                                                     2,000       2,008,180
New York City GO, Series 04B
5.00%, 8/01/10                                                                        175         182,583
Series 04G
5.00%, 8/01/12                                                                        685         722,010
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue
   (Prerefunded), Series 97B AMBAC-TCRS
5.75%, 6/15/26                                                                      1,410       1,454,330
New York City Transitional Finance Authority, Series 04 Subseries D-1
4.00%, 11/01/06                                                                     1,175       1,177,338
New York State Thruway Authority, Highway & Bridge Trust Fund, Series 05B FSA
5.00%, 4/01/14                                                                      1,900       2,027,756
New York Thruway Authority, Service Contract Revenue (Local Highway & Bridge),
   Series 63A
5.00%, 3/15/09                                                                        585         604,089
New York Tobacco Settlement Financing Corp.,
Series 03A-1
4.00%, 6/01/06                                                                        860         860,000
Series 03C-1
5.25%, 6/01/13                                                                        650         669,143
Rockland County TANS, Series 06
4.50%, 3/22/07                                                                      2,000       2,014,120
                                                                                             ------------
                                                                                               11,719,549
                                                                                             ------------

North Carolina-0.2%
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
   Series 93 ACA
5.50%, 1/01/10                                                                        300         314,628
                                                                                             ------------
Ohio-0.9%
Cincinnati City School District, TANS FSA
5.00%, 9/01/06                                                                        750         752,437
Cleveland Municipal School District, Series 04 FSA
5.25%, 12/01/19                                                                       585         627,553
                                                                                             ------------
                                                                                                1,379,990
                                                                                             ------------
Pennsylvania-3.3%
Beaver County IDA PCR (Cleveland Electric Project), Series 98
3.75%, 10/01/08                                                                       160         159,219
Delaware Valley Regional Finance Authority, Series 97A AMBAC
5.257%, 7/01/06                                                                     1,225       1,237,789
Pennsylvania Economic Development Financing Authority, (Amtrak Project),
   Series 01A
6.00%, 11/01/07                                                                       315         320,491
Pennsylvania GO
Series 03 MBIA
5.00%, 7/01/11                                                                        450         475,749
Series 06
5.00%, 10/01/07 (c)                                                                 1,000       1,017,220
Philadelphia TRANS, Series 05A
4.00%, 6/30/06(d)                                                                   2,070       2,070,621
                                                                                             ------------
                                                                                                5,281,089
                                                                                             ------------
Puerto Rico-1.3%
Puerto Rico GO, Series 03C
5.00%, 7/01/18                                                                        725         737,528
Puerto Rico TRANS, Series 05
4.50%, 7/28/06                                                                      1,385       1,386,884
                                                                                             ------------
                                                                                                2,124,412
                                                                                             ------------
South Carolina-3.5%
South Carolina Public Service Authority Revenue, Series 05B MBIA
5.00%, 1/01/11                                                                      1,740       1,828,322
South Carolina School Facilities, Series 02A
4.00%, 1/01/07                                                                        750         751,883
South Carolina Transportation Infrastructure Bank Revenue, Series 99A AMBAC
5.50%, 10/01/11                                                                     1,865       1,987,866
York County School District No. 003 (Rock Hill School District),
   Series 03 SCSDE
5.00%, 3/01/10                                                                      1,050       1,097,198
                                                                                             ------------
                                                                                                5,665,269
                                                                                             ------------
Tennessee-0.9%
Nashville & Davidson County GO, Series 05C
5.00%, 2/01/08                                                                      1,400       1,429,582
                                                                                             ------------
Texas-4.1%
Brazos River PCR (Texas Utilities Electric Co.), Series 95B AMT
5.05%, 6/19/06                                                                        300         300,150
Carrollton Farmers Branch Independent School District
5.00%, 2/15/09                                                                      1,325       1,368,712
Houston Independent School District, Series 03 PSF-GTD
5.00%, 2/15/11                                                                      1,200       1,262,364
Houston Water Conveyance Systems Certificates, Series 93E AMBAC
5.00%, 12/15/08                                                                     2,000       2,061,200
Spring Branch Independent School District, Series 01A PSF-GTD
5.00%, 2/01/07                                                                      1,655       1,669,481
                                                                                             ------------
                                                                                                6,661,907
                                                                                             ------------
Virginia-1.5%
Prince William County GO (Refunding & Public Improvement), Series 03A
5.00%, 8/01/07                                                                      1,430       1,453,037
Virginia Public School Authority (School Educational Tech Notes), Series 05V
5.00%, 4/15/07                                                                      1,000       1,012,230
                                                                                             ------------
                                                                                                2,465,267
                                                                                             ------------
Washington-1.4%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue,
   Series 05A AMBAC
5.00%, 11/01/25                                                                       825         853,124
Washington GO (Motor Vehicle Fuel Tax), Series 06E AMBAC
5.00%, 1/01/07                                                                        510         513,937
Washington Public Power Supply System (Nuclear Project No. 2), Series 98A
5.75%, 7/01/09                                                                        860         908,169
                                                                                             ------------
                                                                                                2,275,230
                                                                                             ------------
Wisconsin-1.0%
Menomonee Falls Water Systems Mortgage Revenue, Series 96 FSA
5.875%, 12/01/16                                                                    1,635       1,653,639
                                                                                             ------------
Total Municipal Bonds
(cost $110,254,877)                                                                           109,237,602
                                                                                             ------------

Company                                                                            Shares     U.S. $ Value
--------------------------------------------------------                           ------     ------------
COMMON STOCKS & OTHER INVESTMENTS-28.7%
Finance-8.9%
Banking-4.5%
Allied Irish Banks PLC                                                              2,356          56,096
Banco Bilbao Vizcaya Argentaria, SA                                                 8,161         169,247
Bank Hapoalim, Ltd.                                                                22,100         102,760
Bank of America Corp.                                                              14,002         677,697
Barclays PLC                                                                       13,500         156,151
BNP Paribas, SA                                                                     3,065         285,958
Citigroup, Inc.                                                                    15,100         744,430
Comerica, Inc.                                                                      1,850         101,287
Commerzbank AG                                                                      3,718         140,110
Credit Agricole, SA                                                                 2,700         100,831
Credit Suisse Group(e)                                                              6,227         360,140
EFG Eurobank Ergasias                                                                 236           6,713
Fannie Mae                                                                          4,075         202,731
Fortis                                                                              2,900         105,864
Freddie Mac                                                                         3,075         184,623
HBOS PLC                                                                            7,600         129,992
Huntington Bancshares, Inc.                                                         3,600          84,672
J.P. Morgan Chase & Co.                                                            19,050         812,292
KeyCorp                                                                             1,000          35,720
Kookmin Bank                                                                        1,200          97,095
Mellon Financial Corp.                                                              3,500         126,630
Mitsubishi UFJ Financial Group, Inc.                                                   13         178,629
National City Corp.                                                                 3,500         129,080
Northern Trust Corp.                                                                4,200         234,864
PNC Financial Services Group, Inc.                                                    700          48,237
Regions Financial Corp.                                                             3,600         121,860
Royal Bank of Scotland Group PLC                                                    4,100         132,283
Societe Generale                                                                      800         123,370
Standard Chartered PLC                                                              1,595          39,149
Sumitomo Mitsui Financial Group, Inc.                                                  32         327,073
SunTrust Banks, Inc.                                                                  900          68,139
U.S. Bancorp                                                                        3,200          98,784
UBS AG(e)                                                                           4,850         549,342
UniCredito Italiano SpA                                                             6,832          52,073
Wachovia Corp.                                                                      5,300         283,550
Wells Fargo & Co.                                                                   2,500         165,925
                                                                                               ----------
                                                                                                7,233,397
                                                                                               ----------
Financial Services-1.7%
Federated Investors, Inc. Cl.B                                                      2,200          70,664
Franklin Resources, Inc.                                                            3,950         355,303
Legg Mason, Inc.                                                                    4,350         417,296
Lehman Brothers Holdings, Inc.                                                      1,200          79,932
Man Group PLC                                                                       1,161          50,809
MBIA, Inc.                                                                            900          51,417
Merrill Lynch & Co., Inc.                                                           7,050         510,490
Morgan Stanley                                                                      3,875         231,028
Nasdaq Stock Market, Inc.(f)                                                        2,450          74,578
Nomura Holdings, Inc.                                                              10,900         214,631
ORIX Corp.                                                                            820         236,987
The Goldman Sachs Group, Inc.                                                       2,350         354,733
Waddell & Reed Financial, Inc. Cl.A                                                 1,700          37,876
                                                                                               ----------
                                                                                                2,685,744
                                                                                               ----------
Insurance-2.5%
ACE, Ltd.                                                                             650          33,651
American International Group, Inc.                                                 11,500         699,200
Assurances Generales de France                                                      1,300         157,443
Aviva PLC                                                                          12,628         175,158
Friends Provident PLC                                                              19,948          66,218
Genworth Financial, Inc. Cl.A                                                       3,000         100,470
ING Groep NV                                                                       12,392         485,451
MetLife, Inc.                                                                       2,600         133,822
Muenchener Rueckversicherungs-Gesellschaft AG                                       1,100         149,255
Old Republic International Corp.                                                    2,500          53,425
Prudential PLC                                                                      6,396          69,505
QBE Insurance Group, Ltd.                                                           5,550          89,851
The Allstate Corp.                                                                  1,100          60,511
The Chubb Corp.                                                                     2,600         131,378
The Hartford Financial Services Group, Inc.                                         1,700         149,498
The Progressive Corp.                                                               2,400          65,640
The St. Paul Travelers Cos., Inc.                                                   3,536         155,655
Torchmark Corp.                                                                     1,700         100,096
UnitedHealth Group, Inc.                                                            8,200         360,472
UnumProvident Corp.                                                                 1,400          25,144
WellPoint, Inc.(f)                                                                 10,400         744,432
                                                                                               ----------
                                                                                                4,006,275
                                                                                               ----------
Wholesale & International Trade-0.2%
Mitsubishi Corp.                                                                    3,000          63,750
Mitsui & Co., Ltd.                                                                 16,000         226,944
                                                                                               ----------
                                                                                                  290,694
                                                                                               ----------
                                                                                               14,216,110
                                                                                               ----------

Technology-3.9%
Data Processing-2.0%
Agere Systems, Inc.(f)                                                              3,700          55,167
Apple Computer, Inc.(f)                                                            11,400         681,378
Arrow Electronics, Inc.(f)                                                          1,400          45,500
Canon, Inc.                                                                         2,100         147,005
CapGemini                                                                           3,981         218,602
Ceridian Corp.(f)                                                                   1,100          26,763
Electronic Data Systems Corp.                                                       4,800         117,696
EMC Corp.(f)                                                                        1,100          14,080
Google, Inc. Cl.A(f)                                                                1,680         624,657
Hewlett-Packard Co.                                                                10,100         327,038
International Business Machines Corp.                                                 700          55,930
Marvell Technology Group, Ltd.(f)                                                   2,000          95,340
Microsoft Corp.                                                                     7,900         178,935
Network Appliance, Inc.(f)                                                          6,300         201,600
Sanmina-SCI Corp.(f)                                                               13,900          65,330
SAP AG                                                                                864         181,755
Solectron Corp.(f)                                                                 21,725          77,341
Tech Data Corp.(f)                                                                  1,400          50,820
                                                                                               ----------
                                                                                                3,164,937
                                                                                               ----------
Electrical & Electronics-1.4%
ADC Telecommunications, Inc.(f)                                                     2,985          53,491
Broadcom Corp. Cl.A(f)                                                             13,850         468,268
Corning, Inc.(f)                                                                   18,400         446,200
Hon Hai Precision Industry Co., Ltd. (GDR)(b)                                           1              13
Hoya Corp.                                                                          3,600         137,998
Juniper Networks, Inc.(f)                                                          16,050         255,677
NEC Corp.                                                                           8,000          48,218
QUALCOMM, Inc.                                                                     13,800         623,898
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                 12,630         119,606
Tellabs, Inc.(f)                                                                    4,000          57,200
                                                                                               ----------
                                                                                                2,210,569
                                                                                               ----------
Electronic Components & Instruments-0.5%
Advanced Micro Devices, Inc.(f)                                                    14,150         437,093
Compal Electronics, Inc. (GDR)(b)                                                  17,299          88,225
Flextronics International, Ltd.(f)                                                  8,600          96,836
Intel Corp.                                                                         2,800          50,456
NVIDIA Corp.(f)                                                                     4,000          91,920
Samsung Electronics Co., Ltd.                                                         130          83,653
United Microelectronics Corp.                                                      67,000          41,889
                                                                                               ----------
                                                                                                  890,072
                                                                                               ----------
                                                                                                6,265,578
                                                                                               ----------
Energy-3.0%
Energy Equipment & Services-1.1%
Baker Hughes, Inc.                                                                  1,200         103,560
ENSCO International, Inc.                                                           2,200         109,978
GlobalSantaFe Corp.                                                                 3,450         207,449
Halliburton Co.                                                                    10,350         772,006
Nabors Industries, Ltd.(f)                                                          8,200         294,462
Rowan Cos., Inc.                                                                    2,300          91,586
Schlumberger, Ltd.                                                                  3,600         236,052
                                                                                               ----------
                                                                                                1,815,093
                                                                                               ----------
Energy Sources-1.9%
BG Group PLC                                                                        2,768          36,847
BP PLC                                                                              8,400          99,017
Canadian Natural Resources, Ltd.                                                    2,000         105,311
ChevronTexaco Corp.                                                                 5,300         316,887
China Petroleum & Chemical Corp. Cl.H                                             146,000          88,148
China Shenhua Energy Co., Ltd. Cl.H                                                40,500          68,950
ConocoPhillips                                                                      3,500         221,515
Eni SpA                                                                             7,786         234,774
Exxon Mobil Corp.                                                                  16,925       1,030,902
LUKOIL (ADR)                                                                          700          54,180
MOL Magyar Olaj-es Gazipari Rt.(b)                                                    540          58,428
Norsk Hydro ASA                                                                     5,783         162,921
Occidental Petroleum Corp.                                                          1,600         158,544
Petroleo Brasileiro, SA(ADR)                                                        2,950         235,752
Repsol YPF, SA                                                                      5,600         156,433
Total, SA                                                                             400          25,945
Total, SA Rights for Arkema, expiring 6/26/06(f)                                      100             355
                                                                                               ----------
                                                                                                3,054,909
                                                                                               ----------
                                                                                                4,870,002
                                                                                               ----------
Medical-2.6%
Health & Personal Care-2.6%
Alcon, Inc.                                                                         4,650         502,572
Amgen, Inc.(f)                                                                      2,650         179,114
AstraZeneca PLC                                                                       800          42,289
Caremark Rx, Inc.(f)                                                                7,200         345,384
Eli Lilly & Co.                                                                     1,500          77,460
Genentech, Inc.(f)                                                                  7,850         651,236
Gilead Sciences, Inc.(f)                                                            5,550         318,182

GlaxoSmithKline PLC                                                                 2,100          58,076
Luxottica Group SpA                                                                 3,550          96,660
Medco Health Solutions, Inc.(f)                                                     1,200          64,680
Merck & Co., Inc.                                                                   7,100         236,359
Novartis AG(e)                                                                      3,520         195,202
Pfizer, Inc.                                                                       22,600         534,716
Roche Holdings AG(e)                                                                1,517         236,354
Sanofi-Synthelabo, SA                                                               1,574         148,518
Tenet Healthcare Corp.(f)                                                           4,100          32,472
Teva Pharmaceutical Industries, Ltd. (ADR)                                         13,450         489,714
                                                                                               ----------
                                                                                                4,208,988
                                                                                               ----------
Consumer Cyclical-2.5%
Appliances & Household Durables-0.1%
Newell Rubbermaid, Inc.                                                             2,300          60,858
Sony Corp.                                                                          1,100          49,648
                                                                                               ----------
                                                                                                  110,506
                                                                                               ----------
Broadcasting & Publishing-0.8%
CBS Corp. Cl.B                                                                      4,900         126,959
Comcast Corp. Cl.A Special(f)                                                       5,100         163,200
Grupo Televisa, SA (ADR)                                                            3,600          66,204
Naspers, Ltd.                                                                       3,040          55,617
Societe Television Francaise 1                                                      3,156         104,290
The Walt Disney Co.                                                                 2,400          73,200
Time Warner, Inc.                                                                  10,100         173,821
Viacom, Inc. Cl.B(f)                                                                2,500          94,375
WPP Group PLC                                                                       2,782          34,294
Yahoo!, Inc.(f)                                                                    11,250         355,387
                                                                                               ----------
                                                                                                1,247,347
                                                                                               ----------
Business & Public Services-0.0%
The Interpublic Group of Cos., Inc.(f)                                              5,900          56,227
                                                                                               ----------
Leisure & Tourism-0.5%
Hilton Hotels Corp.                                                                 3,400          93,364
Las Vegas Sands Corp.(f)                                                            2,700         190,647
McDonald's Corp.                                                                   11,700         388,089
Starbucks Corp.(f)                                                                  2,350          83,777
Whitbread PLC                                                                       5,314         104,340
                                                                                               ----------
                                                                                                  860,217
                                                                                               ----------
Merchandising-1.0%
eBay, Inc.(f)                                                                      10,450         342,865
Largan Precision Co., Ltd.                                                          1,000          21,216
Limited Brands, Inc.                                                                3,500          95,060
Lowe's Cos., Inc.                                                                   5,650         351,882
Marks & Spencer Group PLC                                                          11,204         113,833
Office Depot, Inc.(f)                                                               2,900         120,553
Target Corp.                                                                        8,050         393,806
Whole Foods Market, Inc.                                                            2,500         162,500
                                                                                               ----------
                                                                                                1,601,715
                                                                                               ----------
Recreation & Other Consumer-0.0%
Mattel, Inc.                                                                        2,200          36,982
                                                                                               ----------
Textiles & Apparel-0.1%
Jones Apparel Group, Inc.                                                           2,600          84,344
                                                                                               ----------
                                                                                                3,997,338
                                                                                               ----------
Capital Equipment-2.4%
Aerospace & Defense-0.9%
BAE Systems PLC                                                                    15,319         109,502
European Aeronautic Defence & Space Co.                                             6,104         217,643
Goodrich Corp.                                                                      1,800          76,734
Lockheed Martin Corp.                                                               1,200          86,988
Northrop Grumman Corp.                                                              2,200         142,296
Rockwell Collins, Inc.                                                              2,500         136,500
The Boeing Co.                                                                      8,450         703,463
                                                                                               ----------
                                                                                                1,473,126
                                                                                               ----------
Automobiles-0.7%
Autoliv, Inc.                                                                       1,900         105,640
BorgWarner, Inc.                                                                    1,500          98,670
Continental AG                                                                      1,600         175,147
Cooper Tire & Rubber Co.                                                            1,300          14,794
Denso Corp.                                                                         2,700          94,400
Honda Motor Co., Ltd.                                                                 900          59,346
Johnson Controls, Inc.                                                                500          42,585
Renault, SA                                                                         1,900         218,677
Toyota Motor Corp.                                                                  4,300         230,099
                                                                                               ----------
                                                                                                1,039,358
                                                                                               ----------
Industrial Components-0.1%
Eaton Corp.                                                                         1,500         110,310
Sumitomo Electric Industries, Ltd.                                                    400           5,752
                                                                                               ----------
                                                                                                  116,062
                                                                                               ----------

Machinery & Engineering-0.3%
ABB, Ltd.(e)                                                                       10,802         136,325
Atlas Copco AB Cl.A                                                                 5,348         145,062
Komatsu, Ltd.                                                                       2,000          40,323
MAN AG                                                                              1,200          86,562
Sumitomo Heavy Industries, Ltd.                                                     8,000          75,585
                                                                                               ----------
                                                                                                  483,857
                                                                                               ----------
Multi-Industry-0.4%
Crane Co.                                                                           1,200          48,216
General Electric Co.                                                                9,200         315,192
SPX Corp.                                                                           1,600          84,176
Textron, Inc.                                                                       1,350         122,755
United Technologies Corp.                                                           1,300          81,276
                                                                                               ----------
                                                                                                  651,615
                                                                                               ----------
                                                                                                3,764,018
                                                                                               ----------
Consumer Staples-1.8%
Beverages & Tobacco-0.6%
Altria Group, Inc.                                                                  4,450         321,958
British American Tobacco PLC                                                        7,809         195,263
Companhia de Bebidas das Americas (ADR)                                               800          32,792
Japan Tobacco, Inc.                                                                    45         160,728
SABMiller PLC                                                                       5,394         100,846
The Coca-Cola Co.                                                                   4,200         184,926
                                                                                               ----------
                                                                                                  996,513
                                                                                               ----------
Food & Household Products-1.2%
Colgate-Palmolive Co.                                                               1,800         108,612
Del Monte Foods Co.                                                                 2,300          27,232
Essilor International, SA                                                             492          49,553
General Mills, Inc.                                                                 2,100         108,969
J Sainsbury PLC                                                                    12,800          76,475
Kellogg Co.                                                                         1,700          80,070
Nestle, SA(e)                                                                         370         110,457
Safeway, Inc.                                                                       4,900         115,542
The Clorox Co.                                                                      1,700         107,423
The Kroger Co.                                                                      5,500         110,605
The Procter & Gamble Co.                                                           14,150         767,637
Walgreen Co.                                                                        4,250         172,550
                                                                                               ----------
                                                                                                1,835,125
                                                                                               ----------
                                                                                                2,831,638
                                                                                               ----------
Industrial Commodities-1.3%
Chemical-0.2%
E.I. du Pont de Nemours & Co.                                                         500          21,265
Hercules, Inc.(f)                                                                   2,300          35,581
Monsanto Co.                                                                        2,500         210,400
PPG Industries, Inc.                                                                1,300          83,642
The Lubrizol Corp.                                                                  1,400          56,588
                                                                                               ----------
                                                                                                  407,476
                                                                                               ----------
Forest & Paper-0.2%
Kimberly-Clark Corp.                                                                2,150         130,440
Smurfit-Stone Container Corp.(f)                                                    3,400          40,698
Svenska Cellulosa AB Cl.B                                                           1,900          79,159
                                                                                               ----------
                                                                                                  250,297
                                                                                               ----------
Metal - Nonferrous-0.3%
BHP Billiton PLC                                                                    7,240         141,419
Rio Tinto PLC                                                                       3,855         213,910
Xstrata PLC                                                                         4,901         195,288
                                                                                               ----------
                                                                                                  550,617
                                                                                               ----------
Metal - Steel-0.4%
Arcelor                                                                             2,140          91,403
JFE Holdings, Inc.                                                                  5,300         228,993
POSCO                                                                                 678         176,449
United States Steel Corp.                                                           2,400         159,312
                                                                                               ----------
                                                                                                  656,157
                                                                                               ----------
Miscellaneous Materials-0.2%
Crown Holdings, Inc.(f)                                                             2,400          38,712
Nitto Denko Corp.                                                                   1,700         131,214
Owens-Illinois, Inc.(f)                                                             3,100          52,700
Sonoco Products Co.                                                                 2,000          63,360
                                                                                               ----------
                                                                                                  285,986
                                                                                               ----------
                                                                                                2,150,533
                                                                                               ----------
Telecommunications-1.1%
America Movil SA de CV (ADR)                                                        9,100         297,206
American Tower Corp. Cl. A(f)                                                       1,100          34,067
AT&T, Inc.                                                                         13,200         343,992
BellSouth Corp.                                                                     7,600         256,652
China Netcom Group Corp., Ltd.                                                     30,500          47,899
Crown Castle International Corp.(f)                                                 3,300         104,841

Embarq Corp.(f)                                                                       465          19,377
Singapore Telecommunications, Ltd.                                                      6              10
Sprint Corp.                                                                        9,300         197,253
Verizon Communications, Inc.                                                        9,800         305,858
Vodafone Group PLC                                                                 67,800         156,084
                                                                                               ----------
                                                                                                1,763,239
                                                                                               ----------
Utilities-0.5%
Electric & Gas-0.5%
Allegheny Energy, Inc.(f)                                                           1,600          58,352
American Electric Power Co., Inc.                                                   3,000         102,810
Dominion Resources, Inc.                                                            2,075         150,603
E. ON AG                                                                            1,100         127,536
Endesa, SA                                                                          4,300         144,122
Entergy Corp.                                                                       1,800         126,198
RWE AG                                                                                160          13,725
Wisconsin Energy Corp.                                                              2,200          87,714
                                                                                               ----------
                                                                                                  811,060
                                                                                               ----------
Transportation-0.4%
Transportation - Airlines-0.1%
Deutsche Lufthansa AG                                                               4,000          70,071
                                                                                               ----------
Transportation- Road & Rail-0.3%
CSX Corp.                                                                           3,150         210,798
Norfolk Southern Corp.                                                              2,300         121,348
Union Pacific Corp.                                                                 1,400         129,920
                                                                                               ----------
                                                                                                  462,066
                                                                                               ----------
Transportation - Shipping-0.0%
Mitsui O.S.K. Lines, Ltd.                                                           8,000          56,425
                                                                                               ----------
                                                                                                  588,562
                                                                                               ----------
Construction & Housing-0.3%
Building Materials-0.2%
Buzzi Unicem SpA                                                                    3,100          71,339
CRH PLC                                                                             3,574         120,003
Rinker Group, Ltd.                                                                  6,096          85,861
                                                                                               ----------
                                                                                                  277,203
                                                                                               ----------
Construction & Housing-0.1%
George Wimpey PLC                                                                   5,800          50,201
Leopalace21 Corp.                                                                   1,000          30,188
Persimmon PLC                                                                       2,400          53,920
Vinci, SA                                                                           1,257         115,595
                                                                                               ----------
                                                                                                  249,904
                                                                                               ----------
Real Estate-0.0%
Sino Land Co., Ltd.                                                                 7,551          11,527
                                                                                               ----------
                                                                                                  538,634
                                                                                               ----------
Total Common Stocks & Other Investments
(cost $37,915,191)                                                                             46,005,700
                                                                                               ----------

                                                                                Principal
                                                                                  Amount
                                                                                  (000)       U.S. $ Value
                                                                                ---------     ------------
SHORT-TERM INVESTMENT-2.3%
Time Deposit-2.3%
State Street Euro Dollar
4.35%, 6/01/06
(cost $3,760,000)                                                                 $3,760         3,760,000
                                                                                              ------------
Total Investments-99.0%
(cost $151,930,068)                                                                            159,003,302
Other assets less liabilities-1.0% (g)                                                           1,581,255
                                                                                              ------------
Net Assets-100%                                                                               $160,584,557
                                                                                              ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

               Number of  Expiration                    Value at     Unrealized
    Type       Contracts     Month    Original Value  May 31, 2006  Depreciation
-------------  ---------  ----------  --------------  ------------  ------------
EURO STOXX 50      2       June 2006      $94,298        $93,004      ($1,294)

FORWARD EXCHANGE CURRENCY CONTRACTS

                                               U.S. $
                                   Contract   Value on    U.S. $
                                    Amount    Original    Current    Unrealized
                                    (000)       Date       Value    Depreciation
                                   --------   --------   --------   ------------
Buy Contracts:
Swiss Franc,
   settling 6/15/06 ............       40     $ 33,242   $ 32,880     $  (362)
Sale Contracts:
Swiss Franc,
   settling 6/15/06 ............      230      179,211    189,058      (9,847)

INTEREST RATE SWAP TRANSACTIONS

                                                                Rate Type
                                                    ---------------------------------
                           Notional                                       Payments
          Swap              Amount    Termination    Payments made    received by the    Unrealized
      Counterparty           (000)        Date      by the Strategy       Strategy      Depreciation
------------------------   --------   -----------   ---------------   ---------------   ------------
CitiGroup                    1,000       6/22/07          BMA*             2.962%         $(8,042)

Goldman Sachs                  500       7/05/06          BMA*             3.283%            (280)

Goldman Sachs                  500       1/05/07          BMA*             3.405%            (664)

JP Morgan                    1,000       4/05/07          BMA*             2.988%          (6,023)

JP Morgan+                     600      10/01/07          BMA*             3.635%            (212)

Morgan Stanley                 500      10/06/06          BMA*             3.217%            (825)

*BMA (Bond Market Association)

+Represents a forward interest rate swap whose effective date for the exchange of cash flows is June 7, 2006.

(a) Represents entire or partial position as collateral for interest rate swaps.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate market value of these securities amounted to $443,615 or 0.3% of net assets.

(c)  When-issued security.

(d) Represents entire or partial position segregated as collateral for when issued and delayed delivery securities.

(e) Positions, or portions thereof, with an aggregate market value of $1,293,327 have been segregated to collateralize open forward exchange currency contracts.

(f)  Non-income producing security.

(g) The amount of U.S. $7,548 has been segregated as collateral for the financial futures contracts outstanding at May 31, 2006.

     Glossary of Terms:

     ACA       - American Capital Access Financial Guaranty Corporation
     ADR       - American Depositary Receipt
     AMBAC     - American Municipal Bond Assurance Corporation
     AMT       - Alternative Minimum Tax - (subject to)
     BANS      - Bond Anticipation Notes
     FGIC      - Financial Guaranty Insurance Company
     FSA       - Financial Security Assurance Inc.
     GDR       - Global Depositary Receipt
     GO        - General Obligation
     IBC       - International Bancshares Corporation
     ICR       - Insured Credit Rating
     IDA       - Industrial Development Authority
     MBIA      - Municipal Bond Investors Assurance
     PCR       - Pollution Control Revenue
     PSF-GTD   - (Texas) Permanent Schools Funds
     SCSDE     - The South Carolina State Department of Education
     TANS      - Tax Anticipation Notes
     TCRS      - Transferable Custody Receipts
     TRANS     - Tax and Revenue Anticipation Notes
     XLCA      - XL Capital Assurance Inc.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AllianceBernstein Wealth Appreciation Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------         ----------   --------------
MUTUAL FUNDS - 99.8%
The AllianceBernstein Pooling Portfolios -
Equity - 99.8%
Global Real Estate Investment Portfolio              10,291,809   $  121,649,181
International Growth Portfolio                       13,215,376      164,267,119
International Value Portfolio                        12,224,377      164,417,877
Small-Mid Cap Growth Portfolio                        7,262,881       91,657,557
Small-Mid Cap Value Portfolio                         8,111,959       91,421,774
U.S. Large Cap Growth Portfolio                      26,105,535      292,120,933
U.S. Value Portfolio                                 26,653,370      292,120,934
                                                                  --------------
                                                                   1,217,655,375
                                                                  --------------
Total Investments - 99.8%
   (cost $1,079,432,964)                                           1,217,655,375
Other assets in excess of liabilities - 0.2%                           2,584,864
                                                                  --------------
Net Assets - 100.0%                                               $1,220,240,239
                                                                  ==============

AllianceBernstein Balanced Wealth Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                Shares      U.S. $ Value
------------------------------------------------     ----------   --------------
MUTUAL FUNDS - 99.6%
The AllianceBernstein Pooling Portfolios -
Equity - 64.5%
Global Real Estate Investment Portfolio              14,490,777   $  171,280,981
International Growth Portfolio                       11,357,908      141,178,800
International Value Portfolio                        10,499,432      141,217,361
Small-Mid Cap Growth Portfolio                        5,053,893       63,780,131
Small-Mid Cap Value Portfolio                         5,658,668       63,773,187
U.S. Large Cap Growth Portfolio                      23,777,881      266,074,486
U.S. Value Portfolio                                 24,259,840      265,887,843
                                                                  --------------
                                                                   1,113,192,789
                                                                  --------------
The AllianceBernstein Pooling Portfolios - Fixed
Income - 35.1%
High Yield Portfolio                                 12,022,271      120,102,489
Intermediate Duration Bond Portfolio                 50,240,398      486,829,453
                                                                  --------------
                                                                     606,931,942
                                                                  --------------
Total Investments - 99.6%
   (cost $1,587,042,403)                                           1,720,124,731
Other assets in excess of liabilities - 0.4%                           6,569,140
                                                                  --------------
Net Assets - 100.0%                                               $1,726,693,871
                                                                  ==============

AllianceBernstein Wealth Preservation Strategy
Portfolio of Investments
May 31, 2006 (unaudited)

Company                                                   Shares   U.S. $ Value
------------------------------------------------      ----------   ------------
MUTUAL FUNDS - 99.7%
The AllianceBernstein Pooling Portfolios - Fixed
Income - 64.9%
Inflation Protected Securities Portfolio               5,162,850    $ 49,873,136
Intermediate Duration Bond Portfolio                  14,215,666     137,749,802
Short Duration Bond Portfolio                         13,892,048     137,253,430
                                                                    ------------
                                                                     324,876,368
                                                                    ------------
The AllianceBernstein Pooling Portfolios -
Equity - 34.8%
Global Real Estate Investment Portfolio                4,219,385      49,873,136
International Growth Portfolio                         1,501,680      18,665,888
International Value Portfolio                          1,387,798      18,665,888
Small-Mid Cap Growth Portfolio                           489,936       6,182,989
Small-Mid Cap Value Portfolio                            548,624       6,182,990
U.S. Large Cap Growth Portfolio                        3,348,072      37,464,923
U.S. Value Portfolio                                   3,412,754      37,403,782
                                                                    ------------
                                                                     174,439,596
                                                                    ------------
Total Investments - 99.7%
   (cost $476,596,379)                                               499,315,964
Other assets in excess of liabilities - 0.3%                           1,341,753
                                                                    ------------
Net Assets - 100.0%                                                 $500,657,717
                                                                    ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer
              Pursuant to Section 302 of the Sarbanes-Oxley
              Act of 2002

3 (a) (2)     Certification of Principal Financial Officer
              Pursuant to Section 302 of the Sarbanes-Oxley
              Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant The AllianceBernstein Portfolios


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: July 24, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: July 24, 2006


                                        4